UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21547

 NAME OF REGISTRANT:                     Calamos Global Total Return
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P. Calamos, Sr., President
                                         Calamos Advisors LLC
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          (630)245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


Calamos Global Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
 ABB LTD                                                                                     Agenda Number:  702340085
--------------------------------------------------------------------------------------------------------------------------
        Security:  H0010V101
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2010
          Ticker:
            ISIN:  CH0012221716
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       BLOCKING OF REGISTERED SHARES IS NOT A LEGAL              Non-Voting    No vote
       REQUIREMENT IN THE SWISS MARKET, SPECIFIC POLICIES
       AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY.
       UPON RECEIPT OF THE VOTING INSTRUCTION, IT
       IS POSSIBLE THAT A MARKER MAY BE PLACED ON
       YOUR SHARES TO ALLOW FOR RECONCILIATION AND
       RE-REGISTRATION FOLLOWING A TRADE. IF YOU HAVE
       CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No vote
       MEETING NOTICE SENT UNDER MEETING 689093, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

       PLEASE NOTE THAT SEB WILL NOT ARRANGE WITH A              Non-Voting    No vote
       REPRESENTATIVE. THANK YOU

1.     Receive the annual report and consolidated financial      Mgmt          For                            For
       statements, annual financial statements and
       the Auditors' reports

2.1    Approve the annual report, the consolidated               Mgmt          For                            For
       financial statements, and the annual financial
       statements for 2009

2.2    Approve to accept the remuneration report as              Mgmt          For                            For
       per the specified pages of the annual report

3.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors and the persons entrusted with
       Management for fiscal 2009

4.     Approve to release CHF 340,000,000 of the legal           Mgmt          For                            For
       reserves and allocate those released reserves
       to other reserves and to carry forward the
       available earnings in the amount of CHF 3,893,861,784

5.     Approve to reduce the share capital of CHF 3,587,160,187.38Mgmt          For                            For
       by CHF 34,919,500.00 to CHF 3,552,240,687.38
       by way of cancellation of the 22,675,000 shares
       with a nominal value of CHF 1.54 each which
       were bought back by the Company under the share
       buyback program announced in February 2008;
       to confirm as a result of the report of the
       Auditors, that the claims of the creditors
       are fully covered notwithstanding the capital
       reduction; amend Article 4 Para.1 of the Articles
       of Incorporation according to the specified
       wording as per the date of the entry of the
       capital reduction in the commercial register

6.     Approve to reduce the share capital of CHF 3,552,240,687.38Mgmt          For                            For
       by CHF 1,176,391,396.47 to CHF 2,375,849,290.91
       by way of reducing the nominal value of the
       registered shares from CHF 1.54 by CHF 0.51
       to CHF 1.03 and to use the nominal value reduction
       amount for repayment to the shareholders; to
       confirm as a result of the report of the auditors,
       that the claims of the creditors are fully
       covered notwithstanding the capital reduction;
       and amend Article 4 Para.1 of the Articles
       of Incorporation according to the specified
       wording as per the date of the entry of the
       capital reduction in the commercial register
       and amend Article 4bis Paras. 1 and 4, and
       Article 4ter Para. 1 of the Articles of Incorporation,
       correspondingly reflecting the reduced nominal
       value of the registered shares from CHF 1.54
       by CHF 0.51 to CHF 1.03, as per the date of
       the entry of the capital reduction in the commercial
       register

7.     Approve, to the extent that the general meeting           Mgmt          For                            For
       approves the Board of Directors' proposal set
       forth in Item 6, to amend Article 13 para.1
       of the Articles of Incorporation as specified

8.1    Approve, to replace the current Article 6 of              Mgmt          For                            For
       the Articles of Incorporation concerning the
       form of the shares with the specified new Article
       6

8.2    Approve, to delete Section 6 of the Articles              Mgmt          For                            For
       of Incorporation consisting of Article 32 "In-Kind
       Contributions" and Article 33 "Acquisitions
       of Property"

9.1    Re-elect Roger Agnelli, Brazilian to the Board            Mgmt          For                            For
       of Directors for a further period of one year,
       until the AGM 2011

9.2    Re-elect Louis R. Hughes, American to the Board           Mgmt          For                            For
       of Directors for a further period of one year,
       until the AGM 2011

9.3    Re-elect Hans Ulrich Marki, Swiss to the Board            Mgmt          For                            For
       of Directors for a further period of one year,
       until the AGM 2011

9.4    Re-elect Michel de Rosen, French to the Board             Mgmt          For                            For
       of Directors for a further period of one year,
       until the AGM 2011

9.5    Re-elect Michael Treschow, Swedish to the Board           Mgmt          For                            For
       of Directors for a further period of one year,
       until the AGM 2011

9.6    Re-elect Bernd W. Voss, German to the Board               Mgmt          For                            For
       of Directors for a further period of one year,
       until the AGM 2011

9.7    Re-elect Jacob Wallenberg, Swedish to the Board           Mgmt          Against                        Against
       of Directors for a further period of one year,
       until the AGM 2011

9.8    Re-elect Hubertus von Grunberg, German to the             Mgmt          For                            For
       Board of Directors for a further period of
       one year, until the AGM 2011

10.    Election of Ernst & Young AG as the Auditors              Mgmt          For                            For
       for fiscal 2010




--------------------------------------------------------------------------------------------------------------------------
 ACERGY SA, LUXEMBOURG                                                                       Agenda Number:  702033680
--------------------------------------------------------------------------------------------------------------------------
        Security:  L00306107
    Meeting Type:  EGM
    Meeting Date:  04-Aug-2009
          Ticker:
            ISIN:  LU0075646355
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT DUE TO THE FACT THAT RESOLUTIONS         Non-Voting    No Action
       9 AND 10 DID NOT MEET QUORUM AT THE AGM ON
       22 MAY THEY NEED TO BE VOTED UPON AGAIN. THANK
       YOU.

9.     Approve, in conformity with the provisions of             Mgmt          No Action
       the Luxembourg Company Law and Article 5 of
       the Company's Articles of Incorporation to:
       i) extend the validity of the Company's authorised
       share capital of USD 460,000,000 represented
       by 230,000,000 Common Shares par value USD
       2.00 per share of which 194,953,972 Common
       Shares par value USD 2.00 per share have been
       issued, and ii) the report of the Board of
       Directors of the Company recommending and to
       authorize the Board to implement the suppression
       of shareholders' pre-emptive rights in respect
       of the issuance of shares for cash with respect
       of all authorized but un-issued common shares,
       in particular: a) to issue common shares for
       cash whether in a private transaction or in
       a public offering at such price as determined
       by the Board of Directors of the Company [including
       below market value if deemed by the Board of
       Directors to be in the best interest of the
       Company] in order to enlarge or diversify the
       shareholder base through the entry of new investors,
       and b) to issue, or offer to issue, common
       shares in connection with participation, financing,
       joint venture or other strategic proposals,
       strategies or projects and/or to secure financing
       if the Board of Directors of the Company determines
       same to be in the best interest of the Company
       [including below Market value if deemed by
       the Board of Directors to be in the best interest
       of the Company], provided that no common shares
       shall be so issued pursuant to subsections
       (a) or (b) hereof at a price of less than 75%
       of the market value determined by the average
       Closing price for such common shares on the
       Oslo Stock Exchange [or the average closing
       price for American Depositary Shares [ADSs]
       on the Nasdaq Stock Market, Inc., if applicable]
       for the ten most recent trading days prior
       to such transaction and further provided that
       common shares shall be issued otherwise on
       the terms and Conditions set forth in such
       report, including where the issue price is
       less than the "par value" of a common shares
       [USD 2.00], to authorize the Board of Directors
       to proceed with any such transaction and to
       transfer from the "paid-in" surplus ["free
       reserves"] account of the Company to the "par
       value" account of the Company any such deficiency
       between the par value and the issue price of
       any such shares, each of the foregoing actions
       to be effective for a further 5 year period
       from the date of publication of the minutes
       of the AGM in the Luxembourg official gazette
       and, iii) make all consequential changes to
       the Articles of Incorporation

10.    Authorize the Board of Directors of the Company           Mgmt          No Action
       to cancel shares which have been bought back
       or which may be bought back from time to time
       by the Company or any indirect subsidiary thereof
       as the Board of Directors sees fit and to make
       all consequential changes to the Articles of
       Incorporation to reflect the cancellation in
       the number of issued common shares




--------------------------------------------------------------------------------------------------------------------------
 ACERGY SA, LUXEMBOURG                                                                       Agenda Number:  702153963
--------------------------------------------------------------------------------------------------------------------------
        Security:  L00306107
    Meeting Type:  EGM
    Meeting Date:  17-Dec-2009
          Ticker:
            ISIN:  LU0075646355
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the adoption of revised Articles               Mgmt          For                            For
       of Association

2.     To appoint Mr. Dod Fraser as a Director of the            Mgmt          For                            For
       Company to hold office until the next AGM or
       until his successor is appointed

3.     To approve the adoption of the Acergy S.A. 2009           Mgmt          For                            For
       Long-Term Incentive Plan

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN BLOCKING STATUS. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ACERGY SA, LUXEMBOURG                                                                       Agenda Number:  702165538
--------------------------------------------------------------------------------------------------------------------------
        Security:  L00306AB3
    Meeting Type:  EGM
    Meeting Date:  17-Dec-2009
          Ticker:
            ISIN:  XS0267243417
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the recommendations with respect to               Mgmt          For                            For
       the adoption of revised Articles of Incorporation,
       the appointment of a new Director and adopt
       the New Long Term Incentive Plan




--------------------------------------------------------------------------------------------------------------------------
 ALCON, INC.                                                                                 Agenda Number:  933270441
--------------------------------------------------------------------------------------------------------------------------
        Security:  H01301102
    Meeting Type:  Annual
    Meeting Date:  20-May-2010
          Ticker:  ACL
            ISIN:  CH0013826497
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE 2009 ANNUAL REPORT AND ACCOUNTS           Mgmt          For                            For
       OF ALCON, INC. AND THE 2009 CONSOLIDATED FINANCIAL
       STATEMENTS OF ALCON, INC. AND SUBSIDIARIES

02     APPROPRIATION OF AVAILABLE EARNINGS AND PROPOSED          Mgmt          For                            For
       DIVIDEND TO SHAREHOLDERS FOR THE FINANCIAL
       YEAR 2009

03     DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS        Mgmt          Against                        Against
       FOR THE FINANCIAL YEAR 2009

04     ELECTION OF KPMG AG, ZUG, AUDITORS                        Mgmt          For                            For

05     ELECTION OF OBT AG, ZURICH, AS SPECIAL AUDITORS           Mgmt          For                            For

06     AMENDMENTS TO THE ARTICLES OF ASSOCIATION                 Mgmt          For                            For

7A     ELECTION OF DIRECTOR: WERNER BAUER                        Mgmt          Against                        Against

7B     ELECTION OF DIRECTOR: FRANCISCO CASTANER                  Mgmt          Against                        Against

7C     ELECTION OF DIRECTOR: LODEWIJK J.R. DE VINK               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AMEC PLC                                                                                    Agenda Number:  702324738
--------------------------------------------------------------------------------------------------------------------------
        Security:  G02604117
    Meeting Type:  AGM
    Meeting Date:  13-May-2010
          Ticker:
            ISIN:  GB0000282623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31
       DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3      Approve the Directors remuneration report                 Mgmt          For                            For

4      Approve the remuneration policy set out in the            Mgmt          For                            For
       Director's remuneration report

5      Reelection of Mr J M Green Armytage as a Director         Mgmt          For                            For

6      Reelection of Mr S Y Brikho as a Director                 Mgmt          For                            For

7      Appointment of Ernst and Young LLP as the Auditors        Mgmt          For                            For

8      Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

S.9    Amend the Articles of Association as referred             Mgmt          For                            For
       to in the notice of meeting

10     Authorize the Directors to allot shares or to             Mgmt          For                            For
       grant rights to subscribe for or to convert
       any security into shares

S.11   Approve the disapplication of Section 561(1)              Mgmt          For                            For
       of the Companies Act 2006

S.12   Authorize the Company to make purchases of its            Mgmt          For                            For
       own shares

S.13   Approve the notice of general meetings                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ARM HLDGS PLC                                                                               Agenda Number:  702365897
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0483X122
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  GB0000595859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the annual report and accounts for the            Mgmt          For                            For
       YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3      Approve the Directors remuneration report                 Mgmt          For                            For

4      Re-elect Kathleen O'Donovan as a Director                 Mgmt          For                            For

5      Re-elect Young Sohn as a Director                         Mgmt          For                            For

6      Re-elect Warren East as a Director                        Mgmt          For                            For

7      Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company

8      Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

9      Authorize the Directors to allot share capital            Mgmt          For                            For

S.10   Approve to disapply pre-emption rights                    Mgmt          For                            For

S.11   Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares

S.12   Authorize the Company to hold general meetings            Mgmt          For                            For
       on 14 days notice

S.13   Adopt new Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ASX LTD                                                                                     Agenda Number:  702081390
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0604U105
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  AU000000ASX7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive the financial report, Directors'               Non-Voting    No vote
       report and Auditor's report for ASX and its
       controlled entities for the YE 30 JUN 2009

2.     To receive the financial report and the Auditor's         Non-Voting    No vote
       report for the National Guarantee Fund for
       the YE 30 JUN 2009

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2009

4.A    Re-elect Roderic Holliday-Smith as a Director             Mgmt          For                            For
       of ASX, who retires by rotation

4.B    Re-elect Jillian Segal as a Director of ASX,              Mgmt          For                            For
       who retires by rotation

4.C    Re-elect Peter Warne as a Director of ASX, who            Mgmt          For                            For
       retires by rotation

4.D    Elect Peter Marriott as a Director of ASX in              Mgmt          For                            For
       accordance with the Constitution




--------------------------------------------------------------------------------------------------------------------------
 AUTONOMY CORPORATION PLC, CAMBRIDGE                                                         Agenda Number:  702273878
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0669T101
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  GB0055007982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts of the Company             Mgmt          For                            For
       for the FYE 31 DEC 2009 together with the Directors'
       report, the Directors' remuneration report
       and the Auditors' report on those accounts
       and the auditable part of the remuneration
       report

2.     Approve the Directors' remuneration report included       Mgmt          For                            For
       in the annual report and accounts for the YE
       31 DEC 2009

3.     Approve the appointment of Robert Webb as a               Mgmt          For                            For
       Director, such appointment having occurred
       after the conclusion of the last AGM of the
       Company

4.     Re-elect Sushovan Hussain as a Director of the            Mgmt          For                            For
       Company

5.     Re-elect Michael Lynch as a Director of the               Mgmt          For                            For
       Company

6.     Re-elect John McMonigall as a Director of the             Mgmt          For                            For
       Company

7.     Re-elect Richard Perle as a Director of the               Mgmt          For                            For
       Company

8.     Re-elect Barry Ariko as a Director of the Company         Mgmt          For                            For

9.     Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company in accordance with Section 489 of the
       Companies Act 2006 to hold office until the
       conclusion of the next general meeting at which
       the accounts of the Company are laid

10.    Authorize the Directors of the Company to determine       Mgmt          For                            For
       the Auditors' remuneration for the ensuing
       year

11.    Authorize the Directors of the Company, in accordance     Mgmt          For                            For
       with Section 551 of the Companies Act 2006
       [the "Act"], to allot equity securities [within
       the meaning of Section 560 of the Act]: [a]
       up to an aggregate nominal amount of GBP 267,640.32;
       and [b] up to an aggregate nominal amount of
       GBP 267,640.32 in connection with a rights
       issue [as specified in the Listing Rules issued
       by the Financial Services Authority pursuant
       to Part VI of the Financial Services and Markets
       Act 2000], to holders of equity securities,
       in proportion to their respective entitlements
       to such equity securities, but subject to such
       exclusions or other arrangements as the directors
       may deem necessary or expedient in relation
       to treasury shares, fractional entitlements,
       record dates, legal or practical problems in
       or under the laws of any territory or the requirements
       of any regulatory body or Stock Exchange; [Authority
       expires at the conclusion of the Company's
       AGM in 2011]; and the Directors may allot equity
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 11 above of the notice of meeting
       of which this resolution forms part, pursuant
       to Section 570 of the Companies Act 2006 [the
       "Act"] to allot equity securities [within the
       meaning of Section 560 of the Act]: [a] pursuant
       to the authority conferred by Resolution 11[a]
       of the notice of meeting of which this resolution
       forms part, as if Section 561 of the Act did
       not apply to any such allotment, provided that
       this power shall be limited to: [i] the allotment
       of equity securities in connection with any
       rights issue or other issue or offer by way
       of rights [including, without limitation, under
       an open offer or similar arrangement] to holders
       of equity securities, in proportion to their
       respective entitlements to such equity securities,
       but subject to such exclusions or other arrangements
       as the directors may deem necessary or expedient
       in relation to treasury shares, fractional
       entitlements, record dates, legal or practical
       problems in or under the laws of any territory
       or the requirements of any regulatory body
       or Stock Exchange; and [ii] the allotment of
       equity securities [otherwise than pursuant
       to this resolution above] up to an aggregate
       nominal value of GBP 40,146.05; and [b] pursuant
       to the authority conferred by Resolution 11[b]
       of the notice of meeting of which this resolution
       forms part, as if Section 561 of the Act did
       not apply to any such allotment, provided that
       this power shall be limited to the allotment
       of equity securities in connection with a rights
       issue [as defined in the Listing Rules issued
       by the Financial Services Authority pursuant
       to Part VI of the Financial Services and Markets
       Act 2000] to holders of equity securities,
       in proportion to their respective entitlements
       to such equity securities, but subject to such
       exclusions or other arrangements as the directors
       may deem necessary or expedient in relation
       to treasury shares, fractional entitlements,
       record dates, legal or practical problems in
       or under the laws of any territory or the requirements
       of any regulatory body or Stock Exchange; [Authority
       expires at the conclusion of the AGM of the
       Company s AGM in 2011]; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       701 of the Companies Act 2006 to make one or
       more market purchases [within the meaning of
       Section 693[4] of that Act] on the London Stock
       Exchange of ordinary shares of 1/3 pence each
       in the capital of the Company provided that:
       [a] the maximum aggregate number of ordinary
       shares to be purchased is 24,087,628 [representing
       approximately 10% of the Company's issued ordinary
       share capital]; [b] the minimum price which
       may be paid for such shares is 1/3 pence per
       share; [c] the maximum price which may be paid
       for an ordinary share shall not be more than
       5% above the average of the middle market quotations
       for an ordinary share as derived from the London
       Stock Exchange Daily Official List for the
       five business days immediately preceding the
       date on which the ordinary share is purchased;
       and [Authority expires at the conclusion of
       the Company s AGM in 2011]; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.14   Approve, that the Company may hold general meetings       Mgmt          For                            For
       of shareholders [other than AGM's] at not less
       than 14 clear days' notice, [Authority expires
       the earlier of the conclusion of the AGM of
       the Company to be held in 2011 or 15 months
       after the passing of this resolution]

S.15   Adopt the Articles of Association of the Company          Mgmt          For                            For
       in substitution for, and to the exclusion of,
       the existing Articles of Association, as specified




--------------------------------------------------------------------------------------------------------------------------
 BP PLC                                                                                      Agenda Number:  702293539
--------------------------------------------------------------------------------------------------------------------------
        Security:  G12793108
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  GB0007980591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive the report of the Directors and the            Mgmt          For                            For
       accounts for the year ended 31 December 2009

2.     To approve the Directors remuneration report              Mgmt          For                            For
       for the year ended 31 December 2009

3.     To elect Mr. P Anderson as a Director                     Mgmt          For                            For

4.     To elect Mr. A Burgmans as a Director                     Mgmt          For                            For

5.     To re-elect Mrs C B Carroll as a Director                 Mgmt          For                            For

6.     To re-elect Sir William Castell as a Director             Mgmt          For                            For

7.     To re-elect Mr I C Conn as a Director                     Mgmt          For                            For

8.     To re-elect Mr G David as a Director                      Mgmt          For                            For

9.     To re-elect Mr I E L Davis as a Director                  Mgmt          For                            For

10.    To re-elect Mr R Dudely as a Director                     Mgmt          For                            For

11.    To re-elect Mr D J Flint as a Director                    Mgmt          For                            For

12.    To re-elect Dr B E Grote as a Director                    Mgmt          For                            For

13.    To re-elect Dr A B Hayward as a Director                  Mgmt          For                            For

14.    To re-elect Mr A G Inglis as a Director                   Mgmt          For                            For

15.    To re-elect Dr D S Julius as a Director                   Mgmt          For                            For

16.    To re-elect C-H Svanberg as a Director                    Mgmt          For                            For

17.    To reappoint Ernst & young LLP as Auditors from           Mgmt          For                            For
       the conclusion of this meeting until the conclusion
       of the next general meeting before which accounts
       are laid and to authorize the Directors to
       fix the Auditors remuneration

s.18   To adopt as the new Articles of Association               Mgmt          For                            For
       of the Company the draft Articles of Association
       set out in the document produced to the Meeting
       and, for the purposes of identification, signed
       by the chairman, so the new Articles of Association
       apply in substitution for and to the exclusion
       of the Company's existing Articles of Association

s.19   To authorize the Company generally and unconditionally    Mgmt          For                            For
       to make market purchases (as defined in Section
       693(4) of the Companies Act 2006) of ordinary
       shares with nominal value of GBP 0.25 each
       in the Company, provided that: a) the Company
       does not purchase under this authority more
       than 1.9 billion ordinary shares; b) the Company
       does not pay less than GBP 0.25 for each share;
       and c) the Company does not pay more for each
       share than 5% over the average of the middle
       market price of the ordinary shares for the
       five business days immediately preceding the
       date on which the Company agrees to buy the
       shares concerned , based on share prices and
       currency exchange rates published in the daily
       Official List of the London Stock Exchange;
       this authority shall continue for the period
       ending on the date of the Annual General Meeting
       in 2011 or 15 July 2011, whichever is the earlier,
       provided that, if the Company has agreed before
       this date to purchase ordinary shares where
       these purchases will or may be executed after
       the authority terminates (either wholly or
       in part), the Company may complete such purchases

20     To renew, for the period ending on the date               Mgmt          For                            For
       on the Annual General Meeting in 2011 or 15
       July, whichever is the earlier, the authority
       and power conferred on the Directors by the
       Company's Articles of Association to allow
       relevant securities up to an aggregate nominal
       amount equal to the Section 551 amount (or,
       is resolution 18 is not passed, equal to the
       Section 80 amount) of GBP 3,143 million

s.21   To renew, for the period ending on the date               Mgmt          For                            For
       on the Annual General Meeting in 2011 or 15
       July, whichever is the earlier, the authority
       and power conferred on the Directors by the
       company's Articles of Association to allow
       equity securities wholly for cash: a) in connection
       with a right issue; b) otherwise than in connection
       with rights issue up to an aggregate nominal
       amount equal to the Section 561 amount (or,
       is resolution 18 is not passed, equal to the
       Section 80 amount) of USD 236 million

s.22   To authorize the calling of General Meetings              Mgmt          For                            For
       of the Company (not being an Annual General
       Meeting) by notice of at least 14 clear days

23.    To approve the renewal of the BP Executive Directors      Mgmt          For                            For
       Incentive Plan (the plan), a copy of which
       is produced to the Meeting initiated by the
       chairman for the purpose of identification,
       for a further five years, and to authorize
       the Directors to do all acts and things that
       they may consider necessary or expedient to
       carry the Plan into effect

24.    Subject to the passing of Resolution 18, to               Mgmt          For                            For
       authorize the Directors in accordance with
       Article 142 of the new Articles of Association
       to offer the holders of ordinary shares of
       the Company, to the extent and in the manner
       determined by the Directors, the right to elect(in
       whole part), to receive new ordinary shares
       (credited as fully paid) instead of cash, in
       respect of any dividend as may be declared
       by the Directors from time to time provided
       that the authority conferred by this Resolution
       shall expire prior to the conclusion of the
       Annual General Meeting to be held in 2015

s.25   PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       Group members requisitioned the circulation
       of the specified special resolution under the
       provision of Section 338 of the Companies Act
       2006. the supporting statement, supplied by
       the requisitions together with the board response,
       is set out in Appendix 4 ;that in order to
       address our concerns for the long term success
       of the Company arising from the risks associated
       with the Sunrise SAGD Project, we as Shareholders
       of the Company direct that the Audit Committee
       or a risk Committee of the Board commissions
       and reviews a report setting out the assumptions
       made by the Company in deciding to proceed
       with the Sunrise Project regarding future carbon
       prices, oil price volatility, demand for oil,
       anticipated regulation of greenhouse gas emissions
       and legal and reputational risks arising from
       local environmental damage and impairment of
       traditional livelihoods. The findings of the
       report and review should be reported to investors
       in the Business Review section of the Company
       s Annual Report presented to the Annual General
       Meeting in 2011

       PLEASE BE ADVISED THAT PROPOSAL #S.25 IS A SHAREHOLDER    Non-Voting    No vote
       PROPOSAL.  THE MANAGEMENT RECOMMENDATION FOR
       THIS RESOLUTION IS AGAINST.

       FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE            Non-Voting    No vote
       COPY AND PASTE THE LINK INTO YOUR INTERNET
       BROWSER:  Resolution 1: Annual Report and Accounts
       http://www.bp.com/extendedsectiongenericarticle.do?categoryId=9021605&contentId=7040949

       FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE            Non-Voting    No vote
       COPY AND PASTE THE LINK INTO YOUR INTERNET
       BROWSER:  Resolution 2: Directors remuneration
       report and Resolution 23: Approval of the Executive
       Directors Incentive Plan  http://www.bp.com/subsection.do?categoryId=9027659&contentId=7050551

       FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE            Non-Voting    No vote
       COPY AND PASTE THE LINK INTO YOUR INTERNET
       BROWSER:  Resolution 18: New Articles of Association
       http://www.bp.com/liveassets/bp_internet/globalbp/globalbp_uk_english/set_branch/set_investors/STAGING
/local_assets/downloads/pdf/IC_AGM_articles_of_association_track_changes.pdf

       FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE            Non-Voting    No vote
       COPY AND PASTE THE LINK INTO YOUR INTERNET
       BROWSER:  Resolution 24: Scrip dividend   http://www.bp.com/sectiongenericarticle.do?categoryId=9032416&contentId=7059476

       FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE            Non-Voting    No vote
       COPY AND PASTE THE LINK INTO YOUR INTERNET
       BROWSER:  Resolution 25: Shareholder Resolution
       on oil sands   http://www.bp.com/oilsands

       FOR ADDITIONAL INFORMATION ON THE BELOW PLEASE            Non-Voting    No vote
       COPY AND PASTE THE LINK INTO YOUR INTERNET
       BROWSER:  BP AGM downloads   http://www.bp.com/sectiongenericarticle.do?categoryId=9032417&contentId=7059465




--------------------------------------------------------------------------------------------------------------------------
 CAMERON INTERNATIONAL CORPORATION                                                           Agenda Number:  933217401
--------------------------------------------------------------------------------------------------------------------------
        Security:  13342B105
    Meeting Type:  Annual
    Meeting Date:  12-May-2010
          Ticker:  CAM
            ISIN:  US13342B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MICHAEL E. PATRICK                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JON ERIK REINHARDSEN                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: BRUCE W. WILKINSON                  Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF INDEPENDENT            Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTANTS FOR 2010.




--------------------------------------------------------------------------------------------------------------------------
 CANON INC.                                                                                  Agenda Number:  702271331
--------------------------------------------------------------------------------------------------------------------------
        Security:  J05124144
    Meeting Type:  AGM
    Meeting Date:  30-Mar-2010
          Ticker:
            ISIN:  JP3242800005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

2.14   Appoint a Director                                        Mgmt          For                            For

2.15   Appoint a Director                                        Mgmt          For                            For

2.16   Appoint a Director                                        Mgmt          For                            For

2.17   Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          For                            For

4      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors

5      Approve Retirement Allowance for Retiring Corporate       Mgmt          For                            For
       Auditors, and Payment of  Accrued Benefits
       associated with Abolition of Retirement Benefit
       System for   Current Corporate Auditors

6      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

7      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plans, Authorize Use of Stock    Options, and
       Authorize Use of Compensation-based Stock
       Option Plan for       Directors




--------------------------------------------------------------------------------------------------------------------------
 CHEVRON CORPORATION                                                                         Agenda Number:  933241743
--------------------------------------------------------------------------------------------------------------------------
        Security:  166764100
    Meeting Type:  Annual
    Meeting Date:  26-May-2010
          Ticker:  CVX
            ISIN:  US1667641005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: S.H. ARMACOST                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: L.F. DEILY                          Mgmt          For                            For

1C     ELECTION OF DIRECTOR: R.E. DENHAM                         Mgmt          For                            For

1D     ELECTION OF DIRECTOR: R.J. EATON                          Mgmt          For                            For

1E     ELECTION OF DIRECTOR: C. HAGEL                            Mgmt          For                            For

1F     ELECTION OF DIRECTOR: E. HERNANDEZ                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: F.G. JENIFER                        Mgmt          For                            For

1H     ELECTION OF DIRECTOR: G.L. KIRKLAND                       Mgmt          For                            For

1I     ELECTION OF DIRECTOR: S. NUNN                             Mgmt          For                            For

1J     ELECTION OF DIRECTOR: D.B. RICE                           Mgmt          For                            For

1K     ELECTION OF DIRECTOR: K.W. SHARER                         Mgmt          For                            For

1L     ELECTION OF DIRECTOR: C.R. SHOEMATE                       Mgmt          For                            For

1M     ELECTION OF DIRECTOR: J.G. STUMPF                         Mgmt          For                            For

1N     ELECTION OF DIRECTOR: R.D. SUGAR                          Mgmt          For                            For

1O     ELECTION OF DIRECTOR: C. WARE                             Mgmt          For                            For

1P     ELECTION OF DIRECTOR: J.S. WATSON                         Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM

03     AMENDMENT TO CHEVRON'S BY-LAWS TO REDUCE THE              Mgmt          For                            For
       PERCENTAGE OF STOCKHOLDINGS REQUIRED FOR STOCKHOLDERS
       TO CALL FOR SPECIAL MEETINGS

04     APPOINTMENT OF AN INDEPENDENT DIRECTOR WITH               Shr           Against                        For
       ENVIRONMENTAL EXPERTISE

05     HOLDING EQUITY-BASED COMPENSATION THROUGH RETIREMENT      Shr           Against                        For

06     DISCLOSURE OF PAYMENTS TO HOST GOVERNMENTS                Shr           Against                        For

07     GUIDELINES FOR COUNTRY SELECTION                          Shr           Against                        For

08     FINANCIAL RISKS FROM CLIMATE CHANGE                       Shr           Against                        For

09     HUMAN RIGHTS COMMITTEE                                    Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETE & CHEM CORP                                                                      Agenda Number:  702081112
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15010104
    Meeting Type:  EGM
    Meeting Date:  15-Oct-2009
          Ticker:
            ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE "IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       "1". THANK YOU.

1.     Approve: a) the Mutual Supply Agreement Amendments,       Mgmt          For                            For
       the Major Continuing Connected Transactions
       and its caps for the 3 years ending on 31 DEC
       2012; b) the Non-Major Continuing Connected
       Transactions; and authorize Mr. Wang Xinhua,
       the Chief Financial Officer of Sinopec Corp.,
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of Sinopec Corp. and to do such things and
       take all such actions pursuant to the relevant
       Board resolutions as necessary or desirable
       for the purpose of giving effect to the above
       resolution with such changes as he (or she)
       may consider necessary, desirable or expedient

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CONSERVATIVE   Non-Voting    No vote
       SUB-LEVEL CUT-OFF. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DELL INC.                                                                                   Agenda Number:  933103892
--------------------------------------------------------------------------------------------------------------------------
        Security:  24702R101
    Meeting Type:  Annual
    Meeting Date:  17-Jul-2009
          Ticker:  DELL
            ISIN:  US24702R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES W. BREYER                                           Mgmt          For                            For
       DONALD J. CARTY                                           Mgmt          For                            For
       MICHAEL S. DELL                                           Mgmt          For                            For
       WILLIAM H. GRAY, III                                      Mgmt          For                            For
       SALLIE L. KRAWCHECK                                       Mgmt          For                            For
       JUDY C. LEWENT                                            Mgmt          For                            For
       THOMAS W. LUCE, III                                       Mgmt          For                            For
       KLAUS S. LUFT                                             Mgmt          For                            For
       ALEX J. MANDL                                             Mgmt          For                            For
       SAM NUNN                                                  Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT AUDITOR                       Mgmt          For                            For

SH1    REIMBURSEMENT OF PROXY EXPENSES                           Shr           Against                        For

SH2    ADOPT SIMPLE MAJORITY VOTE                                Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 DIAGEO PLC, LONDON                                                                          Agenda Number:  702094462
--------------------------------------------------------------------------------------------------------------------------
        Security:  G42089113
    Meeting Type:  AGM
    Meeting Date:  14-Oct-2009
          Ticker:
            ISIN:  GB0002374006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts 2009                      Mgmt          For                            For

2.     Approve the Directors' remuneration report 2009           Mgmt          For                            For

3.     Declare a final dividend                                  Mgmt          For                            For

4.     Re-elect L.M. Danon [Audit, Nomination, Remuneration]     Mgmt          Abstain                        Against
       as a Director

5.     Re-elect Lord Hollick [Audit, Nomination, Remuneration,   Mgmt          Abstain                        Against
       Chairman of Committee] as a Director

6.     Re-elect P.S. Walsh [Executive, Chairman of               Mgmt          Abstain                        Against
       Committee] as a Director

7.     Elect P.B. Bruzelius [Audit, Nomination, Remuneration]    Mgmt          Abstain                        Against
       as a Director

8.     Elect B.D. Holden [Audit, Nomination, Remuneration]       Mgmt          Abstain                        Against
       as a Director

9.     Re-appoint the Auditor                                    Mgmt          For                            For

10.    Approve the remuneration of the Auditor                   Mgmt          For                            For

11.    Grant authority to allot shares                           Mgmt          For                            For

12.    Approve the disapplication of pre-emption rights          Mgmt          For                            For

13.    Grant authority to purchase own ordinary shares           Mgmt          For                            For

14.    Grant authority to make political donations               Mgmt          For                            For
       and/or to incur political expenditure in the
       EU

15.    Adopt the Diageo Plc 2009 Discretionary Incentive         Mgmt          For                            For
       Plan

16.    Adopt the Diageo Plc 2009 Executive Long Term             Mgmt          For                            For
       Incentive Plan

17.    Adopt Diageo Plc International Sharematch Plan            Mgmt          For                            For
       2009

18.    Grant authority to establish International Share          Mgmt          For                            For
       Plans

19.    Adopt Diageo Plc 2009 Irish Sharesave Scheme              Mgmt          For                            For

20.    Amend the Rules of Diageo Plc Executive Share             Mgmt          For                            For
       Option Plan

21.    Amend the Rules of Diageo Plc 2008 Senior Executive       Mgmt          For                            For
       Share Option Plan

22.    Amend the Rules of Diageo Plc Senior Executive            Mgmt          For                            For
       Share Option Plan

23.    Approve the reduced notice of a general meeting           Mgmt          For                            For
       other than an AGM

24.    Adopt the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GENERAL ELECTRIC COMPANY                                                                    Agenda Number:  933200090
--------------------------------------------------------------------------------------------------------------------------
        Security:  369604103
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2010
          Ticker:  GE
            ISIN:  US3696041033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     ELECTION OF DIRECTOR: W. GEOFFREY BEATTIE                 Mgmt          For                            For

A2     ELECTION OF DIRECTOR: JAMES I. CASH, JR.                  Mgmt          For                            For

A3     ELECTION OF DIRECTOR: WILLIAM M. CASTELL                  Mgmt          For                            For

A4     ELECTION OF DIRECTOR: ANN M. FUDGE                        Mgmt          For                            For

A5     ELECTION OF DIRECTOR: SUSAN HOCKFIELD                     Mgmt          For                            For

A6     ELECTION OF DIRECTOR: JEFFREY R. IMMELT                   Mgmt          For                            For

A7     ELECTION OF DIRECTOR: ANDREA JUNG                         Mgmt          For                            For

A8     ELECTION OF DIRECTOR: ALAN G. (A.G.) LAFLEY               Mgmt          For                            For

A9     ELECTION OF DIRECTOR: ROBERT W. LANE                      Mgmt          For                            For

A10    ELECTION OF DIRECTOR: RALPH S. LARSEN                     Mgmt          For                            For

A11    ELECTION OF DIRECTOR: ROCHELLE B. LAZARUS                 Mgmt          For                            For

A12    ELECTION OF DIRECTOR: JAMES J. MULVA                      Mgmt          For                            For

A13    ELECTION OF DIRECTOR: SAM NUNN                            Mgmt          For                            For

A14    ELECTION OF DIRECTOR: ROGER S. PENSKE                     Mgmt          For                            For

A15    ELECTION OF DIRECTOR: ROBERT J. SWIERINGA                 Mgmt          For                            For

A16    ELECTION OF DIRECTOR: DOUGLAS A. WARNER III               Mgmt          For                            For

B1     RATIFICATION OF KPMG                                      Mgmt          For                            For

C1     SHAREOWNER PROPOSAL: CUMULATIVE VOTING                    Shr           Against                        For

C2     SHAREOWNER PROPOSAL: SPECIAL SHAREOWNER MEETINGS          Shr           Against                        For

C3     SHAREOWNER PROPOSAL: INDEPENDENT BOARD CHAIRMAN           Shr           Against                        For

C4     SHAREOWNER PROPOSAL: PAY DISPARITY                        Shr           Against                        For

C5     SHAREOWNER PROPOSAL: KEY BOARD COMMITTEES                 Shr           Against                        For

C6     SHAREOWNER PROPOSAL: ADVISORY VOTE ON EXECUTIVE           Shr           Against                        For
       COMPENSATION




--------------------------------------------------------------------------------------------------------------------------
 HALLIBURTON COMPANY                                                                         Agenda Number:  933223668
--------------------------------------------------------------------------------------------------------------------------
        Security:  406216101
    Meeting Type:  Annual
    Meeting Date:  19-May-2010
          Ticker:  HAL
            ISIN:  US4062161017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: A.M. BENNETT                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: J.R. BOYD                           Mgmt          For                            For

1C     ELECTION OF DIRECTOR: M. CARROLL                          Mgmt          For                            For

1D     ELECTION OF DIRECTOR: N.K. DICCIANI                       Mgmt          For                            For

1E     ELECTION OF DIRECTOR: S.M. GILLIS                         Mgmt          For                            For

1F     ELECTION OF DIRECTOR: J.T. HACKETT                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: D.J. LESAR                          Mgmt          For                            For

1H     ELECTION OF DIRECTOR: R.A. MALONE                         Mgmt          For                            For

1I     ELECTION OF DIRECTOR: J.L. MARTIN                         Mgmt          For                            For

1J     ELECTION OF DIRECTOR: D.L. REED                           Mgmt          For                            For

02     PROPOSAL FOR RATIFICATION OF THE SELECTION OF             Mgmt          For                            For
       AUDITORS.

03     PROPOSAL ON HUMAN RIGHTS POLICY.                          Shr           Against                        For

04     PROPOSAL ON POLITICAL CONTRIBUTIONS.                      Shr           Against                        For

05     PROPOSAL ON EXECUTIVE COMPENSATION POLICIES.              Shr           Against                        For

06     PROPOSAL ON SPECIAL SHAREOWNER MEETINGS.                  Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LIMITED                                                                Agenda Number:  933286468
--------------------------------------------------------------------------------------------------------------------------
        Security:  456788108
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2010
          Ticker:  INFY
            ISIN:  US4567881085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO RECEIVE, CONSIDER AND ADOPT THE BALANCE SHEET          Mgmt          For
       AS AT MARCH 31, 2010, THE PROFIT AND LOSS ACCOUNT
       FOR THE YEAR ENDED ON THAT DATE & THE REPORT
       OF THE DIRECTORS AND AUDITORS THEREON.

O2     TO DECLARE A FINAL DIVIDEND FOR THE FINANCIAL             Mgmt          For
       YEAR ENDED MARCH 31, 2010.

O3     TO APPOINT A DIRECTOR IN PLACE OF N.R. NARAYANA           Mgmt          For
       MURTHY, WHO RETIRES BY ROTATION AND, BEING
       ELIGIBLE, SEEKS RE-APPOINTMENT.

O4     TO APPOINT A DIRECTOR IN PLACE OF PROF. MARTI             Mgmt          For
       G. SUBRAHMANYAM, WHO RETIRES BY ROTATION AND,
       BEING ELIGIBLE, SEEKS RE-APPOINTMENT.

O5     TO APPOINT A DIRECTOR IN PLACE OF S. GOPALAKRISHNAN,      Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

O6     TO APPOINT A DIRECTOR IN PLACE OF S.D. SHIBULAL,          Mgmt          For
       WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

O7     TO APPOINT A DIRECTOR IN PLACE OF T.V. MOHANDAS           Mgmt          For
       PAI, WHO RETIRES BY ROTATION AND, BEING ELIGIBLE,
       SEEKS RE-APPOINTMENT.

O8     TO APPOINT AUDITORS TO HOLD OFFICE FROM THE               Mgmt          For
       CONCLUSION OF THIS ANNUAL GENERAL MEETING UNTIL
       THE CONCLUSION OF THE NEXT ANNUAL GENERAL MEETING
       AND TO FIX THEIR REMUNERATION.

S9     TO APPOINT T.V. MOHANDAS PAI AS WHOLE-TIME DIRECTOR,      Mgmt          For
       LIABLE TO RETIRE BY ROTATION.

S10    TO APPOINT SRINATH BATNI AS WHOLE-TIME DIRECTOR,          Mgmt          For
       LIABLE TO RETIRE BY ROTATION.




--------------------------------------------------------------------------------------------------------------------------
 JOHNSON & JOHNSON                                                                           Agenda Number:  933205963
--------------------------------------------------------------------------------------------------------------------------
        Security:  478160104
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2010
          Ticker:  JNJ
            ISIN:  US4781601046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MARY SUE COLEMAN                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES G. CULLEN                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MICHAEL M.E. JOHNS                  Mgmt          For                            For

1D     ELECTION OF DIRECTOR: SUSAN L. LINDQUIST                  Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ANNE M. MULCAHY                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: LEO F. MULLIN                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: WILLIAM D. PEREZ                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: CHARLES PRINCE                      Mgmt          For                            For

1I     ELECTION OF DIRECTOR: DAVID SATCHER                       Mgmt          For                            For

1J     ELECTION OF DIRECTOR: WILLIAM C. WELDON                   Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS     Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2010

03     ADVISORY VOTE ON EXECUTIVE COMPENSATION                   Shr           Against                        For

04     SPECIAL SHAREOWNER MEETINGS                               Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 MEDIATEK INCORPORATION                                                                      Agenda Number:  702443564
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5945U103
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002454006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

1      Call meeting to order                                     Non-Voting    No vote

2      Chairman's opening remarks                                Non-Voting    No vote

3.1    2009 business report                                      Non-Voting    No vote

3.2    The Supervisor's report                                   Non-Voting    No vote

4.1    Ratify 2009 business report and financial reports         Mgmt          For                            For

4.2    Ratify the proposal of 2009 profit distribution           Mgmt          For                            For

5.1    Approve the capitalization of 2009 shareholder's          Mgmt          For                            For
       dividends and employee profit

5.2    Amend the Company's Article of Incorporation              Mgmt          For                            For

5.3    Amend the Company's rules and procedures of               Mgmt          For                            For
       shareholders meeting

6      Other business and special motion                         Non-Voting    No vote

7      Meeting adjourned                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MICROSOFT CORPORATION                                                                       Agenda Number:  933150310
--------------------------------------------------------------------------------------------------------------------------
        Security:  594918104
    Meeting Type:  Annual
    Meeting Date:  19-Nov-2009
          Ticker:  MSFT
            ISIN:  US5949181045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: WILLIAM H. GATES III                Mgmt          For                            For

02     ELECTION OF DIRECTOR: STEVEN A. BALLMER                   Mgmt          For                            For

03     ELECTION OF DIRECTOR: DINA DUBLON                         Mgmt          For                            For

04     ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN                Mgmt          For                            For

05     ELECTION OF DIRECTOR: REED HASTINGS                       Mgmt          For                            For

06     ELECTION OF DIRECTOR: MARIA KLAWE                         Mgmt          For                            For

07     ELECTION OF DIRECTOR: DAVID F. MARQUARDT                  Mgmt          For                            For

08     ELECTION OF DIRECTOR: CHARLES H. NOSKI                    Mgmt          For                            For

09     ELECTION OF DIRECTOR: HELMUT PANKE                        Mgmt          For                            For

10     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR

11     TO APPROVE AMENDMENTS TO AMENDED AND RESTATED             Mgmt          For                            For
       ARTICLES OF INCORPORATION

12     ADVISORY VOTE ON EXECUTIVE COMPENSATION                   Mgmt          For                            For

13     SHAREHOLDER PROPOSAL - ADOPTION OF HEALTHCARE             Shr           Against                        For
       REFORM PRINCIPLES

14     SHAREHOLDER PROPOSAL - DISCLOSURE OF CHARITABLE           Shr           Against                        For
       CONTRIBUTIONS




--------------------------------------------------------------------------------------------------------------------------
 NESTLE S A                                                                                  Agenda Number:  702312567
--------------------------------------------------------------------------------------------------------------------------
        Security:  H57312649
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  CH0038863350
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       BLOCKING OF REGISTERED SHARES IS NOT A LEGAL              Non-Voting    No Action
       REQUIREMENT IN THE SWISS MARKET, SPECIFIC POLICIES
       AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY.
       UPON RECEIPT OF THE VOTING INSTRUCTION, IT
       IS POSSIBLE THAT A MARKER MAY BE PLACED ON
       YOUR SHARES TO ALLOW FOR RECONCILIATION AND
       RE-REGISTRATION FOLLOWING A TRADE. IF YOU HAVE
       CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No Action
       MEETING NOTICE SENT UNDER MEETING 603908 INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.1    Approve the Annual Report, the financial statements       Mgmt          No Action
       of Nestle S.A. and the consolidated financial
       statements of the Nestle Group for 2009

1.2    Approve the acceptance of the compensation report         Mgmt          No Action
       2009

2.     Approve to release the Members of the Board               Mgmt          No Action
       of Directors and of the Management

3.     Approve the appropriation of profits resulting            Mgmt          No Action
       from the balance sheet of Nestle S.A Retained
       earnings as specified provided that the proposal
       of the Board of Directors is approved, the
       gross dividend will amount to CHF 1.60 per
       share, representing a net amount of CHF 1.04
       per share after payment of the Swiss withholding
       tax of 35% the last trading day with entitlement
       to receive the dividend is 16 APR 2010, the
       shares will be traded ex dividend as of 19
       APR 2010, the net dividend will be payable
       as from 22 APR 2010

4.1.1  Re-elections of Mr. Peter Brabeck-Letmathe to             Mgmt          No Action
       the Board of Directors for a term of 3 years

4.1.2  Re-elections of Mr. Steven G. Hoch, to the Board          Mgmt          No Action
       of Directors for a term of 3 years

4.1.3  Re-elections of Mr.Andre Kudelski to the Board            Mgmt          No Action
       of Directors for a term of 3 years

4.1.4  Re-elections of Mr.Jean-Rene Fourtou to the               Mgmt          No Action
       Board of Directors for a term of 2 years

4.2.1  Elections of Mrs. Titia de Lange to the Board             Mgmt          No Action
       of Directors for a term of 3 years

4.2.2  Elections of Mr. Jean-Pierre Roth to the Board            Mgmt          No Action
       of Directors for a term of 3 years

4.3    Re-election of KPMG S.A., Geneva branch for               Mgmt          No Action
       a term of 1year

5.     Approve the cancellation of 185,000.000 shares            Mgmt          No Action
       repurchased under the share buy-back programme,
       and reduction of share capital by CHF 18,500.000,
       and amend the Article 3 of the Articles of
       Association as specified

6.     Amend the New Article 4 of the Articles of Association    Mgmt          No Action
       as specified




--------------------------------------------------------------------------------------------------------------------------
 NINTENDO CO.,LTD.                                                                           Agenda Number:  702489609
--------------------------------------------------------------------------------------------------------------------------
        Security:  J51699106
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  JP3756600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

3.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NOKIA CORP, ESPOO                                                                           Agenda Number:  702230599
--------------------------------------------------------------------------------------------------------------------------
        Security:  X61873133
    Meeting Type:  AGM
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  FI0009000681
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT ABSTAIN VOTE AT QUALIFIED MAJORITY       Non-Voting    No vote
       ITEMS [2/3] WORKS AGAINST PROPOSAL.

1.     Opening of the Meeting                                    Non-Voting    No vote

2.     Matters of order for the Meeting                          Non-Voting    No vote

3.     Election of the persons to confirm the minutes            Non-Voting    No vote
       and to verify the counting of votes

4.     Recording the legal convening of the Meeting              Non-Voting    No vote
       and quorum

5.     Recording the attendance at the Meeting and               Non-Voting    No vote
       adoption of the list of votes

6.     Presentation of the Annual Accounts 2009, the             Non-Voting    No vote
       report of the Board of Directors and the Auditor's
       report for the year 2009 - Review by the President
       and CEO

7.     Adoption of the Annual Accounts                           Mgmt          For                            For

8.     Resolution on the use of the profit shown on              Mgmt          For                            For
       the balance sheet and the payment of dividend:
       the Board proposes to the AGM a dividend of
       EUR 0.40 per share for the FY 2009. The dividend
       will be paid to shareholders registered in
       the Register of shareholders held by Euroclear
       Finland Ltd on the record date, 11 MAY 2010.
       The Board proposes that the dividend be paid
       on or about 25 May 2010.

9.     Resolution on the discharge of the Members of             Mgmt          For                            For
       the Board of Directors and the President from
       liability

10.    Resolution on the remuneration of the Members             Mgmt          For                            For
       of the Board of Directors: The Board's Corporate
       Governance and Nomination Committee proposes
       to the AGM that the remuneration payable to
       the Members of the Board to be elected at the
       AGM for the term for a term ending at the AGM
       in 2011, be unchanged from 2008 and 2009 and
       be as follows: EUR 440,000 for the Chairman,
       EUR 150,000 for the Vice Chairman, and EUR
       130,000 for each Member. In addition, the Committee
       proposes that the Chairman of the Audit Committee
       and Chairman of the Personnel Committee will
       each receive an additional annual fee of EUR
       25,000 and other Members of the Audit Committee
       an additional annual fee of EUR 10,000 each.
       The Corporate Governance and Nomination Committee
       proposes that approximately 40% of the remuneration
       be paid in Nokia shares purchased from the
       market, which shares shall be retained until
       the end of the Board Membership in line with
       the Nokia policy [except for those shares needed
       to offset any costs relating to the acquisition
       of the shares, including taxes].

11.    Resolution on the number of Members of the Board          Mgmt          For                            For
       of Directors: Georg Ehrnrooth, Nokia Board
       Audit Committee Chairman since 2007 and Board
       Member since 2000, has informed that he will
       not stand for re-election. The Board's Corporate
       Governance and Nomination Committee proposes
       to the AGM that the number of Board Members
       be 10.

12.    Election of Members of the Board of Directors:            Mgmt          For                            For
       The Board's Corporate Governance and Nomination
       Committee proposes to the AGM that the following
       current Nokia Board Members be re-elected as
       Members of the Board of Directors for a term
       ending at the AGM in 2011: Lalita D. Gupte,
       Dr. Bengt Holmstrom, Prof. Dr. Henning Kagermann,
       Olli-Pekka Kallasvuo, Per Karlsson, Isabel
       Marey-Semper, Jorma Ollila, Dame Marjorie Scardino,
       Risto Siilasmaa and Keijo Suila.

13.    Resolution on the remuneration of the Auditor:            Mgmt          For                            For
       The Board's Audit Committee proposes to the
       AGM that the External Auditor to be elected
       at the AGM be reimbursed according to the invoice
       of the Auditor, and in compliance with the
       purchase policy approved by the Audit Committee.

14.    Election of Auditor: The Board's Audit Committee          Mgmt          For                            For
       proposes to the AGM that PricewaterhouseCoopers
       Oy be re-elected as the Company's Auditor for
       the FY 2010.

15.    Resolution on the amendment of the Articles               Mgmt          For                            For
       of Association: The Board proposes to the AGM
       the Articles of Association of the Company
       to be amended as follows: Amend the provision
       on the object of the Company to reflect more
       precisely its current business activities [Article
       2]. Amend the provision on the notice of a
       General Meeting to the effect that the provisions
       on the publication date of the notice corresponds
       to the amended provisions of the Finnish Companies
       Act and to allow the publication of the notice
       in the same manner as the other official disclosures
       of the Company [Article 10].

16.    Authorize the Board of Directors to resolve               Mgmt          For                            For
       to repurchase the Company's own shares: The
       Board proposes that the AGM authorize the Board
       to resolve to repurchase a maximum of 360 million
       Nokia shares by using funds in the unrestricted
       shareholders' equity. Repurchases will reduce
       funds available for distribution of profits.
       The shares may be repurchased in order to develop
       the capital structure of the Company, finance
       or carry out acquisitions or other arrangements,
       settle the Company's equity-based incentive
       plans, be transferred for other purposes, or
       be cancelled. The shares may be repurchased
       either a) through a tender offer made to all
       the shareholders on equal terms; or b) through
       public trading by repurchasing the shares in
       another proportion than that of the current
       shareholders. It is proposed that the authorization
       be effective until 30 JUN 2011 and terminate
       the corresponding authorization granted by
       the AGM on 23 APR 2009.

17.    Authorize the Board of Directors to resolve               Mgmt          For                            For
       on the issuance of shares and special rights
       entitling to shares. The Board proposes that
       the AGM authorizes the Board to resolve to
       issue a maximum of 740 million shares during
       the validity period of the authorization through
       issuance of shares or special rights entitling
       to shares [including stock options] under Chapter
       10, Section 1 of the Finnish Companies Act
       in 1 or more issues. The Board proposes that
       the authorization may be used to develop the
       Company's capital structure, diversify the
       shareholder base, finance or carry out acquisitions
       or other arrangements, settle the Company's
       equity-based incentive plans, or for other
       purposes resolved by the Board. It is proposed
       that the authorization include the right for
       the Board to resolve on all the terms and conditions
       of the issuance of shares and such special
       rights, including to whom shares or special
       rights may be issued as well as the consideration
       to be paid. The authorization thereby includes
       the right to deviate from the shareholders'
       pre-emptive rights within the limits set by
       law. It is proposed that the authorization
       be effective until 30 JUN 2013 and terminate
       the corresponding authorization granted by
       the AGM on 03 MAY 2007.

18.    Closing of the Meeting                                    Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 NOVO-NORDISK A/S (VORMALS NOVO INDUSTRI A/S)                                                Agenda Number:  702275581
--------------------------------------------------------------------------------------------------------------------------
        Security:  K7314N152
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2010
          Ticker:
            ISIN:  DK0060102614
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT IF THE CHAIRMAN OF THE BOARD             Non-Voting    No vote
       OR A BOARD MEMBER IS APPOINTED AS PROXY, WHICH
       IS OFTEN THE CASE, CLIENTS CAN ONLY EXPECT
       THEM TO ACCEPT PRO-MANAGEMENT VOTES. THE ONLY
       WAY TO GUARANTEE THAT ABSTAIN AND/OR AGAINST
       VOTES ARE REPRESENTED AT THE MEETING IS TO
       SEND YOUR OWN REPRESENTATIVE. THE SUB CUSTODIAN
       BANKS OFFER REPRESENTATION SERVICES FOR AN
       ADDED FEE IF REQUESTED. THANK YOU

1.     Approve the Board of Director's oral report               Non-Voting    No vote
       on the Company's activities in the past FY

2.     Approve the presentation and adopt the audited            Mgmt          Abstain                        Against
       annual report 2009

3.     Approve the remuneration of the Board of Directors        Mgmt          Abstain                        Against
       for 2009 and 2010

4.     Approve to distribute the profit according to             Mgmt          Abstain                        Against
       the adopted annual report 2009

5.a    Election of Sten Scheibye as a Member to the              Mgmt          Abstain                        Against
       Board of Director

5.b    Election of Goran A Ando as a Member to the               Mgmt          Abstain                        Against
       Board of Director

5.c    Election of Henrik Gurtler as a Member to the             Mgmt          Abstain                        Against
       Board of Director

5.d    Election of Pamela J Kirby as a Member to the             Mgmt          Abstain                        Against
       Board of Director

5.e    Election of Kurt Anker Nielsen as a Member to             Mgmt          Abstain                        Against
       the Board of Director

5.f    Election of Hannu Ryopponen as a Member to the            Mgmt          Abstain                        Against
       Board of Director

5.g    Election of Jorgen Wedel as a Member to the               Mgmt          Abstain                        Against
       Board of Director

6.     Re-election of PricewaterhouseCoopers as the              Mgmt          Abstain                        Against
       Auditors

7.1A1  Approve the amendments due to the new Danish              Mgmt          Abstain                        Against
       Companies Act: Mandatory amendments

7.1A2  Approve the amendments due to the new Danish              Mgmt          Abstain                        Against
       Companies Act: Consequential editorial amendments

7.1B1  Amend the Articles 5.1, 5.10 and existing Article         Mgmt          Abstain                        Against
       17.2 [new Article 18.2] [Adoption reference
       to central securities depository]

7.1B2  Amend the Articles 8.2, 11.2 and 11.4 [direct             Mgmt          Abstain                        Against
       election by the AGM of the Chairman and vice
       Chairman of the Board of Directors]

7.1B3  Amend the Existing Articles 13.1 [new Article             Mgmt          Abstain                        Against
       14.1] [change in the rule of signature]

7.1B4  Amend new Article 13 [English as corporate language]      Mgmt          Abstain                        Against

7.1B5  Amend Article 16.2 [New Article 17.2] [reference          Mgmt          Abstain                        Against
       to applicable law re annual report]

7.1B6  Amend Article 17.2 [New Article 18.2] [deletion           Mgmt          Abstain                        Against
       of sentence on lapse of the right to dividends]

7.2    Approve the reduction of the Company's B share            Mgmt          Abstain                        Against
       capital from DKK 512,512,800 to DKK 492,512,800
       by cancellation of 20,000,000 B shares of DKK
       1 each from the Company's own holdings of B
       shares at a nominal value of DKK 20,000,000,
       equal to slightly more than 3.2% of the total
       share capital after implementation of the share
       capital reduction, the Company's share capital
       will amount to DKK 600,000,000, divided into
       A share capital of DKK 107,487,200 and B share
       capital of DKK 492,512,800

7.3    Authorize the Board of Directors, to allow the            Mgmt          Abstain                        Against
       Company to acquire own shares of up to 10%
       of the share capital and at the price quoted
       at the time of the purchase with a deviation
       of up to 10% [Authority expires at the conclusion
       of next AGM]

7.4    Amend the Incentive Guidelines                            Mgmt          Abstain                        Against

8.     Authorize the Chairman of the meeting                     Mgmt          Abstain                        Against

       Miscellaneous                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 REDECARD S A                                                                                Agenda Number:  702327265
--------------------------------------------------------------------------------------------------------------------------
        Security:  P79941103
    Meeting Type:  EGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  BRRDCDACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

1      Amend the Articles 16, 18 and 19 and adjustments          Mgmt          For                            For
       to the wording in Articles 9, 29, 30, 32, 34
       and 36 of the Corporate By-laws

2      Amend the Redecard Stock Option Plan                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 REDECARD S A                                                                                Agenda Number:  702332848
--------------------------------------------------------------------------------------------------------------------------
        Security:  P79941103
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2010
          Ticker:
            ISIN:  BRRDCDACNOR3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST'           Non-Voting    No vote
       IN THE SAME AGENDA ITEM ARE NOT ALLOWED. ONLY
       VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/
       OR ABSTAIN ARE ALLOWED. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE           Non-Voting    No vote
       TO ELECT A MEMBER MUST INCLUDE THE NAME OF
       THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS
       TO VOTE ON THIS ITEM IS RECEIVED WITHOUT A
       CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED
       IN FAVOR OR AGAINST OF THE DEFAULT COMPANY'S
       CANDIDATE. THANK YOU.

1.     Approve to examine, discuss and vote upon the             Mgmt          For                            For
       Board of Directors annual report, the financial
       statements and Independent Auditors and Finance
       Committee report relating to FY ending 31 DEC
       2009

2.     Approve the allocation of the net profit from             Mgmt          For                            For
       the FY and the balance of the retained profit
       reserve account

3.     Election of the Members of the Board of Directors         Mgmt          For                            For
       and approve to re-elect the Chairperson of
       the Board of Directors, in accordance with
       the terms of Article 13, 8 of the Corporate
       Bylaws, note under the terms of the applicable
       legislation

4.     Approve to set the global remuneration of the             Mgmt          For                            For
       Board of Directors, the Independent Auditors
       and the Directors

5.     Approve to substitute the newspaper in which              Mgmt          For                            For
       the notices ordered by Law Number 6404 76 must
       be published




--------------------------------------------------------------------------------------------------------------------------
 SAP AG, WALLDORF/BADEN                                                                      Agenda Number:  702448463
--------------------------------------------------------------------------------------------------------------------------
        Security:  D66992104
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  DE0007164600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 700811 DUE TO RESOLUTIONS 8 AND 9  NOW BEING
       SPLIT RESOLUTIONS. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND YOU
       WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.

       ACCORDING TO GERMAN LAW, IN CASE OF SPECIFIC              Non-Voting    No vote
       CONFLICTS OF INTEREST IN CONNECTION WITH SPECIFIC
       ITEMS OF THE AGENDA FOR THE GENERAL MEETING
       YOU ARE NOT ENTITLED TO EXERCISE YOUR VOTING
       RIGHTS. FURTHER, YOUR VOTING RIGHT MIGHT BE
       EXCLUDED WHEN YOUR SHARE IN VOTING RIGHTS HAS
       REACHED CERTAIN THRESHOLDS AND YOU HAVE NOT
       COMPLIED WITH ANY OF YOUR MANDATORY VOTING
       RIGHTS NOTIFICATIONS PURSUANT TO THE GERMAN
       SECURITIES TRADING ACT (WHPG). SHOULD YOU HAVE
       ANY QUESTIONS OR DOUBTS IN THIS REGARD, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT THIS ISSUE CAN BE CLARIFIED. IF YOU
       DO NOT HAVE ANY INDICATION REGARDING SUCH CONFLICT
       OF INTEREST, OR ANOTHER EXCLUSION FROM VOTING,
       PLEASE SUBMIT YOUR VOTE AS USUAL. THANK YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 18 MAY 2010, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2009 FY with the report
       of the Supervisory Board, the Group financial
       statements, the Group annual report, and the
       reports pursuant to Sections 289(4), 289(5)
       and 315(4) of the German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 4,304,693,525.47 as follows:
       Payment of a dividend of EUR 0.50 per no-par
       share EUR 3,709,817,665.47 shall be carried
       forward Ex-dividend and payable date: 09 JUN
       2010

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Approval of the new compensation system for               Mgmt          For                            For
       the Board of Managing Directors, to be found
       on the Company's web site

6.     Appointment of the Auditors for the 2010 FY:              Mgmt          For                            For
       KPMG AG, Berlin

7.     Amendments to the Articles of Association: a)             Mgmt          For                            For
       Section 4(1), in respect of the Company's share
       capital being EUR 1,226,039,608 and divided
       into 1,226,039,608 no-par shares, b) Section
       4(6)1, in respect of the share capital being
       increased by up to EUR 35,456,908 through the
       issue of up to 35,456,908 bearer no-par shares
       (contingent capital IIIa), c) Section 4(10)1,
       in respect of the share capital being in creased
       by up to EUR 72,119,440 through the issue of
       up to 72,119,440 bearer no-par shares (contingent
       capital VI)

8.A    Amendment to the Articles of Association of               Mgmt          For                            For
       Incorporation to reflect the requirements of
       the German Act Implementing the Director on
       shareholders' right: Restatement of Section
       17 (3) of the Articles of Incorporation

8.B    Amendment to the Articles of Association of               Mgmt          For                            For
       Incorporation to reflect the requirements of
       the German Act Implementing the Director on
       shareholders' right: Restatement of Section
       18 (2) of the Articles of Incorporation

8.C    Amendment to the Articles of Association of               Mgmt          For                            For
       Incorporation to reflect the requirements of
       the German Act Implementing the Director on
       shareholders' right: Supplement to Section
       18 of the Articles of Incorporation to allow
       online participation

8.D    Amendment to the Articles of Association of               Mgmt          For                            For
       Incorporation to reflect the requirements of
       the German Act Implementing the Director on
       shareholders' right: Supplement to Section
       18 of the Articles of Incorporation to allow
       postal voting

8.E    Amendment to the Articles of Association of               Mgmt          For                            For
       Incorporation to reflect the requirements of
       the German Act Implementing the Director on
       shareholders' right: Restatement of Section
       19 (2) of the Articles of Incorporation

8.F    Amendment to the Articles of Association of               Mgmt          For                            For
       Incorporation to reflect the requirements of
       the German Act Implementing the Director on
       shareholders' right: Restatement of Section
       20 (4) of the Articles of Incorporation

9.A    Renewal of authorized capital facilities: Deletion        Mgmt          For                            For
       of paragraphs (5) and (7) of Section 4 of the
       current version of the Articles of Incorporation
       (Authorized Capital I and II)

9.B    Renewal of authorized capital facilities: Cancellation    Mgmt          For                            For
       of the existing Authorized Capital Ia and the
       creation of new Authorized Capital I and on
       the corresponding amendment to Section 4 of
       the Articles of Incorporation

9.C    Renewal of authorized capital facilities: Cancellation    Mgmt          For                            For
       of the existing Authorized Capital IIa and
       on the creation of new Authorized Capital II
       and on the corresponding amendment to Section
       4 of the Articles of Incorporation

10.    Resolution on the creation of an authorized               Mgmt          For                            For
       capital III and the corresponding amendment
       to the Articles of Association, the Board of
       Managing Directors shall be authorized, with
       the consent of the Supervisory Board, to increase
       the share capital by up to EUR 30,000,000 through
       the issue of new bearer no-par shares to employees
       of the Company and its affiliates against contributions
       in cash and/or kind, on or before 07 JUN 2015,
       shareholders subscription rights shall be excluded

11.    Authorization to acquire own shares, the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to EUR 120,000,000, at a price neither more
       than 10% above, nor more than 20% below, the
       market price of the shares, on or before 30
       JUN 2013, the Board of Managing Directors shall
       be authorized to sell the shares on the stock
       exchange and to offer them to the shareholders
       for subscription, to dispose of the shares
       in another manner if they are sold at a price
       not materially below their market price, to
       offer the shares to third parties for acquisition
       purposes, to retire the shares, to use the
       shares within the scope of the Company's stock
       option and incentive plans, or for satisfying
       conversion and option rights, and to offer
       the shares to employees of the Company and
       its affiliates

12.    Resolution on the remuneration for the Supervisory        Mgmt          For                            For
       and the corresponding amendment to the Articles
       of Association as of the 2010 FY, the chairman
       of the Supervisory Board shall receive a fixed
       annual remuneration of EUR 100,000, the deputy
       chairman EUR 70,000, and every other Board
       member EUR 50,000, members of the Audit Committee
       shall receive, in addition, a fixed annual
       remuneration of EUR 15,000 (the chairman EUR
       25,000) and members of another committee EUR
       10,000 (the committee chairmen EUR 20,000),
       furthermore, the chairman of the Supervisory
       Board shall receive a variable remuneration
       of EUR 10,000, the deputy chairman EUR 8,000
       and the every other Board member EUR 6,000
       for every EUR 0.01 of the dividend per share
       in excess of EUR 0.40, however, the total annual
       remuneration may not exceed EUR 250,000 for
       the chairman of the Supervisory Board, EUR
       200,000 for the deputy chairman, and EUR 150,000
       for every other Supervisory Board member




--------------------------------------------------------------------------------------------------------------------------
 SCHRODERS PLC, LONDON                                                                       Agenda Number:  702301514
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7860B102
    Meeting Type:  AGM
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  GB0002405495
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Directors report and the accounts             Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2      Approve the remuneration report for the YE 31             Mgmt          For                            For
       DEC 2009

3      Election of Robin Buchanan, who retires in accordance     Mgmt          For                            For
       with Article 79, as a

4      Re-election of Michael Miles, who retires in              Mgmt          For                            For
       accordance with Article 80, as a Director of
       the Company

5      Re-election of Merlyn Lowther, who retires in             Mgmt          For                            For
       accordance with Article 80, as a Director
       of the Company

6      Re-election of Bruno Schroder, who retires having         Mgmt          For                            For
       served more than 9 years, as a Director of
       the Company

7      Re-appointment of PricewaterhouseCoopers LLP              Mgmt          For                            For
       as Auditors of the Company to hold office
       from the conclusion of this meeting until the
       conclusion of the next general meeting at
       which accounts are laid before the Company
       in accordance with Section 489 of the
       Companies Act 2006

8      Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of PricewaterhouseCoopers LLP as Auditors of
       the Company

9      Authorize the Directors to allot equity securities        Mgmt          For                            For
       up to and aggregate nominal amount of
       GBP 5,000,000; Authority shall expire on 30
       MAY 2011 or at the conclusion of the next AGM
       of the Company after the passing of this
       resolution whichever is earlier and
       the Directors may allot equity securities
       in pursuance of such an offer or agreement
       as if the authority conferred hereby had
       not expired, for the purposes of this authority
       the expression equity securities shall
       mean equity securities as specified in
       Section 560 of the Companies Act 2006 CONTD...

-      CONTD...but shall not in any circumstances include        Non-Voting    No vote
       ordinary shares as specified in the
       Company's Articles of Association, or any
       right to subscribe for, or to convert
       any security into, ordinary shares

10     Approve the Schroders 2010 Long Term Incentive            Mgmt          For                            For
       Plan and authorize the Directors of
       the Company to do all such acts and things
       necessary or expedient to carry the
       same into effect

S.11   Authorize the Company, for the purposes of Section        Mgmt          For                            For
       701 of the Companies Act 2006, to make one
       or more market purchases within the meaning
       of Section 693(4) of the Companies Act
       2006 of non-voting ordinary shares of GBP 1
       each shares, subject to the following conditions:
       such authority be limited to a maximum number
       of 14,400,000 Shares; in the case of purchases
       made otherwise than by tender offer, the maximum
       price, exclusive of expenses, at which
       Shares may be purchases is the higher of 5%
       above the average of the middle market quotations
       for the Shares as derived from the London Stock
       Exchange Daily Official List for the five
       business days preceding the date on which
       the tender offer is announced; the minimum
       price at which shares may be purchased
       is GBP 1 per share, exclusive of expenses CONTD...

-      CONTD...and Authority expires at the conclusion          Non-Voting    No vote
       of the next AGM of the Company; and the Company
       may before such expiry enter into a contract
       to purchase Shares which would or might
       be completed or executed wholly or partly after
       its expiry and may make a purchase of Shares
       in pursuance of any such contract

S.12   Approve the general meeting other than an AGM             Mgmt          For                            For
       may be called on not less that 14 clear days'
       notice

S.13   Amend the Articles of Association of the Company          Mgmt          For                            For
       by deleting all the provisions from
       the Company's Memorandum of Association which,
       by virtue of Section 28 of the Companies
       Act 2006, are to be treated as provisions of
       the Company's Articles of Association; and
       that the regulations initialed by the Chairman
       be adopted as the Articles of Association of
       the Company in substitution for, and
       to the exclusion of, the existing Articles
       of Association




--------------------------------------------------------------------------------------------------------------------------
 SHIRE PLC                                                                                   Agenda Number:  702314282
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8124V108
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  JE00B2QKY057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Company's accounts for the YE 31              Mgmt          For                            For
       DEC 2009 together with the Director's
       report and the Auditor's report on those accounts

2      Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2009

3      Election of Mr. David Stout as a Director of              Mgmt          For                            For
       the Company

4      Election of Mr. William Burns as a Director               Mgmt          For                            For
       of the Company

5      Re-appoint Deloitte LLP as the Auditors of the            Mgmt          For                            For
       Company to hold office from the conclusion
       the meeting to the conclusion of the AGM of
       the Company to be held in 2011

6      Authorize the Audit, Compliance & Risk Committee          Mgmt          For                            For
       of the Board to determine the remuneration
       of the Auditors

7      Approve to renew the authority of the Directors           Mgmt          For                            For
       to allot relevant Securities as defined in
       the Company's Articles of Association by Article
       10 paragraph B of the Company's Articles
       of Association and for this purpose the
       authorized allotment amount shall be
       GBP 9,366,113; and shall be solely in connection
       with a rights issue  as defined in the Company's
       Articles of Association, but only if
       and to the extent that such offer is implemented
       by way of rights of GBP 18,732,227 of relevant
       securities; Authority expires the earlier
       of the allotment period on 27 APR 2010 and
       ending on the earlier of 26 JUL 2011 or the
       conclusion of the AGM of the Company to be
       held in 2011; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer
       or agreement made prior to such expiry

8      Approve the proposed amendments to the Shire              Mgmt          For                            For
       Portfolio Share Plan and authorize
       the Directors to do all such things as may
       be necessary to carry the same into effect

S.9    Approve to renew the authority of the Directors,          Mgmt          For                            For
       subject to the passing of Resolution 7,
       to allot equity securities as defined in the
       Company's Articles of Association
       wholly for cash, by Article 10 paragraph (D)
       of the Company's Articles of Association and
       for this purpose the non pre-emptive amount
       as defined in the Company's Articles of Association
       shall be GBP 1,404,917 of equity securities;
       Authority expires the earlier of the period
       commencing on 27 APR 2010 and ending on the
       earlier of 26 JUL 2011 or the conclusion
       of the AGM of the Company to be held in 2011;
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior
       to such expiry

S.10   Authorize the Company, pursuant to Article 57             Mgmt          For                            For
       of the Companies Jersey Law 1991, to make
       market purchases of 56,196,681 ordinary shares
       in the capital of the Company, at a minimum
       price exclusive of any expenses of 5 pence
       and the maximum price exclusive of any expenses
       which shall be the higher of a an amount
       equal to 105% above the average of the middle
       market quotation for a share as taken form
       the London Stock Exchange Daily Official List
       for the 5 business days immediately preceding
       the day on which that ordinary share is purchased
       and b the higher of the price of the last
       independent trade and the highest current
       independent bid on the London Stock Exchange
       Daily Official List at the time the
       purchase is carried out; CONTD.

-      CONTD. Authority expires earlier at the conclusion       Non-Voting    No vote
       of the AGM of the Company to be held in 2011
       or 26 JUL 2011; and the Company may make a
       purchase of ordinary shares pursuant to
       any such contract; pursuant to Article 58(A)
       of the Companies Jersey Law 1991; and to
       hold, as treasury shares, any ordinary
       shares purchased pursuant to the authority
       conferred by of this resolution




--------------------------------------------------------------------------------------------------------------------------
 SIEMENS A G                                                                                 Agenda Number:  702177709
--------------------------------------------------------------------------------------------------------------------------
        Security:  D69671218
    Meeting Type:  AGM
    Meeting Date:  26-Jan-2010
          Ticker:
            ISIN:  DE0007236101
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting    No vote
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the report of the Supervisory             Non-Voting    No vote
       Board, the Corporate Governance report, the
       compensation report as well as the compliance
       report for the 2008/2009 FY

2.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2008/2009 FY with the
       Group financial statements, the Group annual
       report, and the reports pursuant to Sections
       289[4] and 315[4] of the German Commercial
       Code

3.     Resolution on the appropriation of the distribution       Mgmt          For                            For
       profit of EUR 1,462,725,473.60 as follows:
       payment of a dividend of EUR 1.60 per no-par
       share; EUR 75,124,747.20 shall be carried forward;
       ex-dividend and payable date: 27 JAN 2010

4.A    Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors: Peter Loescher

4.B    Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors: Wolfgang Dehen

4.C    Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors: Heinrich Hiesinger

4.D    Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors: Joe Kaeser

4.E    Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors: Barbara Kux [seit 17.11.2008]

4.F    Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors: Jim Reid-Anderson [bis 30.11.2008]

4.G    Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors: Hermann Requardt

4.H    Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors: Siegfried Russwurm

4.I    Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors: Peter Y. Solmssen

5.A    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Gerhard Cromme

5.B    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Berthold Huber

5.C    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Ralf Heckmann [bis 27.1.2009]

5.D    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Josef Ackermann

5.E    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Lothar Adler

5.F    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Jean-Louis Beffa

5.G    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Gerd von Brandenstein

5.H    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Michael Diekmann

5.I    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Hans Michael Gaul

5.J    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Peter Gruss

5.K    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Bettina Haller

5.L    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Hans-Juergen Hartung [seit 27.1.2009]

5.M    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Heinz Hawreliuk [bis 31.3.2009]

5.N    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Harald Kern

5.O    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Nicola Leibinger-Kammueller

5.P    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Werner Moenius

5.R    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Hakan Samuelsson

5.S    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Dieter Scheitor

5.T    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Rainer Sieg

5.U    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Birgit Steinborn

5.V    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Lord Iain Vallance of Tummel

5.W    Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board: Sibylle Wankel [seit 1. 4. 2009]

6.     Approval of the remuneration system for the               Mgmt          For                            For
       Members of the Board of Managing Directors

7.     Appointment of Auditors for the 2009/2010 FY:             Mgmt          For                            For
       Ernst & Young A G, Stuttgart

8.     Authorization to acquire own shares: the Company          Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices neither
       more than 10% above, nor more than 20% below,
       the market price of the shares, from 01 MAR
       2010 to 25 JUL 2011, the Board of Managing
       Directors shall be authorized to retire the
       shares, to use the shares within the scope
       of the Company's Stock Option Plans, to issue
       the shares to Employees and Executives of the
       Company and its affiliates, to use the shares
       for mergers and acquisitions, to sell the shares
       at a price not materially below their market
       price, and to use the shares for satisfying
       conversion or option rights

9.     Authorization to use derivatives for the acquisition      Mgmt          For                            For
       of own shares supplementary to item 8, the
       Company shall be authorized to use call and
       put options for the purpose of acquiring own
       shares

10.    Resolution on the authorization to issue convertible      Mgmt          For                            For
       or warrant bonds, the creation of new contingent
       capital, and the corresponding amendments to
       the Articles of Association: the Board of Managing
       Directors shall be authorized to issue bonds
       of up to EUR 15,000,000,000, conferring convertible
       or option rights for shares of the Company,
       on or before 25 JAN 2015, shareholders shall
       be granted subscription rights, except for
       the issue of bonds conferring convertible and/or
       option rights for shares of the Company of
       up to 10% of the share capital at a price not
       materially below their theoretical market value,
       for residual amounts, for the granting of subscription
       rights to holders of previously issued convertible
       or option rights, and for the issue of bonds
       against payment in kind, especially in connection
       with mergers and acquisitions, the Company's
       share capital shall be increased accordingly
       by up to EUR 600,000,000 through the issue
       of up to 200,000,000 new registered no-par
       shares, insofar as convertible or option rights
       are exercised, the authorization given by the
       shareholders' meeting of 27 JAN 2009, to issue
       convertible or warrant bonds and the corresponding
       authorization to create a contingent capital
       2009 shall be revoked

11.    Amendments to the Articles of Association: a]             Mgmt          For                            For
       Section 18[3], in respect of shareholders whose
       combined shares amount to at least one twentieth
       of the share capital being entitled to request
       in writing the convening of a shareholders'
       meeting stating the purpose and the reasons
       for the meeting; b] Section 19[5], in respect
       of the Board of Managing Directors being authorized
       to allow shareholders to participate in a shareholders'
       meeting by way of electronic means of communication;
       c] Section 19[6], in respect of the Board of
       Managing Directors being authorized to provide
       for the shareholders to exercise their right
       to vote, without participating at the meeting,
       in writing or by way of electronic means of
       communication; d] Section 21[6] - deletion
       Section 19[7], in respect of the chairman of
       the shareholders' meeting being authorized
       to permit the audiovisual transmission of the
       shareholders' meeting; e] Section 19[3]3, in
       respect of the Company also being authorized
       to announce shorter periods measured in days
       in the notice of shareholders' meeting; f]
       Section 20, in respect of proxy-voting instructions
       being issued/withdrawn in writing; g] Section
       21, in respect of the chairman of the shareholders'
       meeting determining the order of agenda items
       and the sequence of voting; h] Section 24[3],
       in respect of the documents being made available
       electronically on the Company's website instead
       of physically

12.A   Approval of the settlement agreements with former         Mgmt          For                            For
       Board members: the settlement agreement between
       the Company and Dr. Karl-Hermann Baumann in
       which the latter agrees to pay a compensation
       of EUR 1,000,000 to the Company shall be approved

12.B   Approval of the settlement agreements with former         Mgmt          For                            For
       Board members: the settlement agreement between
       the Company and Prof. Johannes Feldmayer in
       which the latter agrees to pay a compensation
       of approximately EUR 3,000,000 to the Company
       shall be approved

12.C   Approval of the settlement agreements with former         Mgmt          For                            For
       Board members: the settlement agreement between
       the Company and Dr. Klaus Kleinfeld in which
       the latter agrees to pay a compensation of
       EUR 2,000,000 to the Company shall be approved

12.D   Approval of the settlement agreements with former         Mgmt          For                            For
       Board members: the settlement agreement between
       the Company and Prof. Dr. Edward G. Krubasik
       in which the latter agrees to pay a compensation
       of EUR 500,000 to the Company shall be approved

12.E   Approval of the settlement agreements with former         Mgmt          For                            For
       Board members: the settlement agreement between
       the Company and Rudi Lamprecht in which the
       latter agrees to pay a compensation of EUR
       500,000 to the Company shall be approved

12.F   Approval of the settlement agreements with former         Mgmt          For                            For
       Board members: the settlement agreement between
       the Company and Prof. Dr. Heinrich V. Pierer
       in which the latter agrees to pay a compensation
       of EUR 5,000,000 to the Company shall be approved

12.G   Approval of the settlement agreements with former         Mgmt          For                            For
       Board members: the settlement agreement between
       the Company and Dr. Juergen Radomski in which
       the latter agrees to pay a compensation of
       EUR 3,000,0 00 to the Company shall be approved

12.H   Approval of the settlement agreements with former         Mgmt          For                            For
       Board members: the settlement agreement between
       the Company and Dr. Uriel Sharef in which the
       latter agrees to pay a compensation of EUR
       4,000,000 to the Company shall be approved

12.I   Approval of the settlement agreements with former         Mgmt          For                            For
       Board members: the settlement agreement between
       the Company and Prof. Dr. Klaus Wucherer in
       which the latter agrees to pay a compensation
       of EUR 500, 000 to the Company shall be approved

13.    Approval of the settlement agreement with D&O             Mgmt          For                            For
       insurance carriers the settlement agreement
       between the Company and the D&O insurance carriers
       Allianz global Corporate & Speciality AG, Zurich
       Versicherung AG [Deutschland], Ace European
       Group Limited, Liberty Mutual Insurance Europe
       Limited, and Swiss Re International Se, in
       which the insurance carriers agree to pay up
       to EUR 100,000,000 to the Company for the settlement
       of claims of the Company in connection with
       the acts of corruption shall be approved

14.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Adjustment of the remuneration for
       the Supervisory Board and the corresponding
       amendment to the Articles of Association; each
       member of the Supervisory Board shall receive
       a fixed annual remuneration of EUR 50,000,
       the chairman of the Supervisory Board shall
       receive 4 times, and every deputy chairman,
       twice this amount, in addition, every member
       of the audit committee and the chairman committee
       shall receive one-half of the abovementioned
       amount [the committee chairmen shall receive
       the full amount], furthermore, each member
       of the compliance committee and the finance
       and investment committee shall receive an additional
       remuneration of one-fourth of the abovementioned
       amount [the committee chairmen shall receive
       one-half of the amount], the members of the
       Supervisory Board shall also receive an attendance
       fee of EUR 1,000 per Supervisory Board meeting
       or committee meeting, the fixed annual remuneration
       shall be adjusted annually on the basis of
       the average development of wages and salaries
       within the Company, furthermore, the Company
       shall take out D&O insurance policies for the
       members of the Supervisory Board, the premium
       for this insurance policy shall be paid by
       the Company, the policy shall provide for a
       deductible of 10% of damages up to a maximum
       of one-and-a-half times the fixed annual remuneration
       for the Supervisory Board, the Board of Managing
       Directors and the Supervisory Board recommend
       to reject this motion

15.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: Amendment to Section 2 of the Articles
       of Association, as follows: when making decisions,
       the Company shall take the interests of all
       stakeholders into consideration: Shareholders,
       Employees, Customers, and Suppliers, the Company
       shall be fully aware of its social responsibility
       and commit itself to a sustainable corporate
       policy, the interests of shareholders and employees
       shall be treated equally, the Board of Managing
       Directors and the Supervisory Board recommend
       to reject this motion




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  702096202
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  AGM
    Meeting Date:  13-Oct-2009
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited financial statements for the FYE
       30 JUN 2009 and the Auditor's report thereon

2.     Declare a one-tier tax exempt final dividend              Mgmt          For                            For
       amounting to 15.5 cents per share for the FYE
       30 JUN 2009

3.     Re-appoint Mr. Joseph Yuvaraj Pillay, pursuant            Mgmt          For                            For
       to Section 153(6) of the Companies Act, Chapter
       50 of Singapore, as a Director of the Company
       to hold such office from the date of this AGM
       until the next AGM of the Company

4.     Re-elect Ms. Euleen Goh as a Director, who retires        Mgmt          For                            For
       by rotation under Article 99A of the Company's
       Articles of Association [the 'Articles']

5.     Re-elect Mr. Ho Tian Yee as a Director, who               Mgmt          For                            For
       retires by rotation under Article 99A of the
       Company's Articles of Association [the 'Articles']

6.     Re-elect Mr. Low Check Kian as a Director, who            Mgmt          For                            For
       retires by rotation under Article 99A of the
       Company's Articles of Association [the 'Articles']

7.     Re-elect Mr. Robert Owen as a Director, who               Mgmt          For                            For
       retires by rotation under Article 99A of the
       Company's Articles of Association [the 'Articles']

8.     Re-elect Mr. Liew Mun Leong as a Director, who            Mgmt          For                            For
       ceases to hold office under Article 104 of
       the Articles

9.     Approve to pay the sum of up to SGD 750,000               Mgmt          For                            For
       to Mr. Joseph Yuvaraj Pillay as the Director's
       fees, and the provision to him of transport
       benefits, including a car and a driver, for
       the FY ending 30 JUN 2010

10.    Approve to pay the sum of up to SGD 1,200,000             Mgmt          For                            For
       to all Directors [other than Mr. Joseph Yuvaraj
       Pillay] as the Directors' fees for the FY ending
       30 JUN 2010

11.    Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

12.    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to issue shares in the capital of the Company
       whether by way of rights, bonus or otherwise;
       and/or make or grant offers, agreements or
       options [collectively, 'Instruments'] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: 1] the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this resolution below],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution] does
       not exceed 10% of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with this resolution below]; 2] [subject to
       such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited (SGX-ST)] for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution above, the percentage
       of issued shares shall be based on the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: i) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and ii) any subsequent
       bonus issue or consolidation or subdivision
       of shares; 3] in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the Monetary
       Authority of Singapore] and the Articles of
       Association for the time being of the Company;
       and [authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

13.    Authorize the Directors of the Company to grant           Mgmt          For                            For
       awards in accordance with the provisions of
       the SGX Performance Share Plan and to allot
       and issue from time to time such number of
       ordinary shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of options under the SGX Share
       Option Plan and/or such number of fully-paid
       shares as may be required to be issued pursuant
       to the vesting of awards under the SGX Performance
       Share Plan, provided that the aggregate number
       of new shares to be issued pursuant to the
       SGX Share Option Plan and the SGX Performance
       Share Plan shall not exceed 10% of the total
       number of issued ordinary shares [excluding
       treasury shares] in the capital of the Company
       from time to time

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE EXCHANGE LTD                                                                      Agenda Number:  702096214
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y79946102
    Meeting Type:  EGM
    Meeting Date:  13-Oct-2009
          Ticker:
            ISIN:  SG1J26887955
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [Shares]
       not exceeding in aggregate the maximum 10%
       of the total number of issued shares, at such
       price or prices as may be determined by the
       Directors from time to time up to the maximum
       price i) in the case of a market purchase of
       a share, 105% of the average closing price
       of the shares and ii) in the case of an off-market
       purchase of a share, 110% of the average closing
       price of the shares, whether by way of: i)
       market purchase(s) on the Singapore Exchange
       Securities Trading Limited [SGX-ST] and/or
       any other securities exchange on which the
       Shares may for the time being be listed and
       quoted [Other Exchange]; and/or; ii) off-market
       purchase(s) [if effected otherwise than on
       the SGX-ST or, as the case may be, Other Exchange]
       in accordance with any equal access Scheme(s)
       as may be determined or formulated by the Directors
       as they consider fit, which scheme(s) shall
       satisfy all the conditions prescribed by the
       Companies Act, and otherwise in accordance
       with all other laws and regulations and rules
       of the SGX-ST or, as the case may be, Other
       Exchange as may for the time being be applicable
       [the Share Purchase Mandate]; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company is held; and the date by which
       the next AGM of the Company is required by
       Law to be held]; and authorize the Directors
       of the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorized by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 STANDARD CHARTERED PLC                                                                      Agenda Number:  702319547
--------------------------------------------------------------------------------------------------------------------------
        Security:  G84228157
    Meeting Type:  AGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  GB0004082847
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and accounts                           Mgmt          For                            For

2.     Declare the final dividend                                Mgmt          For                            For

3.     Approve the Directors' remuneration report                Mgmt          For                            For

4.     Re-elect Mr. J.F.T. Dundas as Non-Executive               Mgmt          For                            For
       Director

5.     Re-elect Miss V.F. Gooding CBE as Non-Executive           Mgmt          For                            For
       Director

6.     Re-elect Mr. R.H.P. Markham as Non-Executive              Mgmt          For                            For
       Director

7.     Re-elect Mr. J.W. Peace as Chairman                       Mgmt          For                            For

8.     Re-elect Mr. P.A. Sands as an Executive Director          Mgmt          For                            For

9.     Re-elect Mr. P.D. Skinner as Non-Executive Director       Mgmt          For                            For

10.    Re-elect Mr. O.H.J. Stocken, as Non-Executive             Mgmt          For                            For
       Director

11.    Election of Mr. J.S. Bindra, who was appointed            Mgmt          For                            For
       as an Executive Director by the Board since
       the last AGM of the Company

12.    Election of Mr. R. Delbridge, who was appointed           Mgmt          For                            For
       as an Non-Executive Director by the Board since
       the last AGM of the Company

13.    Election of Dr. Han Seung-soo KBE, who was appointed      Mgmt          For                            For
       as an Non-Executive Director by the Board since
       the last AGM of the Company

14.    Election of Mr. S.J. Lowth, who was appointed             Mgmt          For                            For
       as an Non-Executive Director by the Board since
       the last AGM of the Company

15.    Election of Mr. A.M.G. Rees, who was appointed            Mgmt          For                            For
       as an Executive Director by the Board since
       the last AGM of the Company

16.    Re-appoint the Auditor                                    Mgmt          For                            For

17.    Authorize the Board to set the Auditor's fees             Mgmt          For                            For

18.    Authorize the Company and its subsidiaries to             Mgmt          For                            For
       make political donations

19.    Authorize the Board to allot shares                       Mgmt          For                            For

20.    Approve to extend the authority to allot shares           Mgmt          For                            For

21.    Authorize the Board to allot shares in connection         Mgmt          For                            For
       with the Indian listing

S.22   Approve to disapply pre-emption rights                    Mgmt          For                            For

S.23   Approve to disapply pre-emption rights in connection      Mgmt          For                            For
       with the Indian listing

S.24   Authorize the Company to buy back its Ordinary            Mgmt          For                            For
       Shares

S.25   Authorize the Company to buy back its Preference          Mgmt          For                            For
       Shares

S.26   Adopt the new Articles of Association                     Mgmt          For                            For

S.27   Authorize the Company to call a general meeting           Mgmt          For                            For
       other than an AGM on not less than 14 clear
       days' notice

28.    Amend the Standard Chartered 2006 Restricted              Mgmt          For                            For
       Share Scheme

29.    Approve the waiver in respect of the reporting            Mgmt          For                            For
       and annual review requirements in respect of
       ongoing banking transactions with associates
       of Temasek that the Company has not been able
       to identify

30.    Approve the waiver in respect of the requirement          Mgmt          For                            For
       to enter into fixed-term written agreements
       with Temasek and its associates in respect
       of ongoing banking transactions

31.    Approve future ongoing banking transactions               Mgmt          For                            For
       with Temasek and its associates, including
       the waiver in respect of the requirement to
       set an annual cap




--------------------------------------------------------------------------------------------------------------------------
 SUNCOR ENERGY INC.                                                                          Agenda Number:  933214126
--------------------------------------------------------------------------------------------------------------------------
        Security:  867224107
    Meeting Type:  Annual
    Meeting Date:  04-May-2010
          Ticker:  SU
            ISIN:  CA8672241079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MEL E. BENSON                                             Mgmt          For                            For
       BRIAN A. CANFIELD                                         Mgmt          For                            For
       DOMINIC D'ALESSANDRO                                      Mgmt          For                            For
       JOHN T. FERGUSON                                          Mgmt          For                            For
       W. DOUGLAS FORD                                           Mgmt          For                            For
       RICHARD L. GEORGE                                         Mgmt          For                            For
       PAUL HASELDONCKX                                          Mgmt          For                            For
       JOHN R. HUFF                                              Mgmt          For                            For
       JACQUES LAMARRE                                           Mgmt          For                            For
       BRIAN F. MACNEILL                                         Mgmt          For                            For
       MAUREEN MCCAW                                             Mgmt          For                            For
       MICHAEL W. O'BRIEN                                        Mgmt          For                            For
       JAMES W. SIMPSON                                          Mgmt          For                            For
       EIRA THOMAS                                               Mgmt          For                            For

02     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP              Mgmt          For                            For
       AS AUDITOR OF SUNCOR ENERGY INC. FOR THE ENSUING
       YEAR AND AUTHORIZE THE DIRECTORS TO FIX THEIR
       REMUNERATION AS SUCH.




--------------------------------------------------------------------------------------------------------------------------
 SWEDISH MATCH AB, STOCKHOLM                                                                 Agenda Number:  702336074
--------------------------------------------------------------------------------------------------------------------------
        Security:  W92277115
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  SE0000310336
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No vote
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No vote
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

       PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN         Non-Voting    No vote
       ACCEPT ABSTAIN AS A VALID VOTE OPTION. THANK
       YOU.

1      Opening of the meeting and election of Sven               Non-Voting    No vote
       Unger, Attorney at Law as the Chairman of the
       meeting

2      Preparation and approve the voting list                   Non-Voting    No vote

3      Election of one or two persons, to verify the             Non-Voting    No vote
       minutes

4      Determination of whether the meeting has been             Non-Voting    No vote
       duly convened

5      Approve the agenda                                        Non-Voting    No vote

6      Presentation of the annual report and the Auditors        Non-Voting    No vote
       report, the consolidated financial statements
       and the Auditors report on the consolidated
       financial statements for 2009, the Auditors
       statement regarding compliance with the principles
       for determination of remuneration to senior
       executives as well as the Board of Directors
       motion regarding the allocation of profit and
       explanatory statements; in connection therewith,
       the President's address and the report regarding
       the work of the Board of Directors and the
       work and function of the Audit Committee

7      Adoption of the income statement and balance              Mgmt          For                            For
       sheet and of the consolidated income statement,
       consolidated balance sheet

8      Approve, that a dividend be paid to the Shareholders      Mgmt          For                            For
       in the amount of SEK 4.75 per share; that the
       remaining profits be carried forward, minus
       the funds that may be utilized for a bonus
       issue, provided that the 2010 AGM passes a
       resolution in accordance with the Board of
       Directors motion concerning a reduction of
       the share capital pursuant to Item 10 (a),
       as well as a resolution concerning a bonus
       issue in accordance with the Board of Directors
       motion pursuant to Item 10 (b); the proposed
       record date for entitlement to receive a cash
       dividend is 30 APR 2010, the dividend is expected
       to be paid through Euro clear Sweden AB, on
       05 MAY 2010

9      Grant discharge from liability for the Board              Mgmt          For                            For
       Members and the President

10.a   Approve, a reduction in the Company's share               Mgmt          For                            For
       capital of SEK 31,037,085.04 by means of the
       withdrawal of 20,000,000 shares in the Company;
       the shares in the Company proposed for withdrawal
       have been repurchased by the Company in accordance
       with the authorization granted by the General
       Meeting of the Company; that the reduced amount
       be allocated to a fund for use in repurchasing
       the Company's own shares

10.b   Approve, provided that the Meeting passes a               Mgmt          For                            For
       resolution in accordance with the Board s motion
       under item 10 a) above, an increase in the
       Company's share capital of SEK 31,037,085.04
       through a transfer from non-restricted shareholders
       equity to the share capital [bonus issue],
       the share capital shall be increased without
       issuing new shares

11     Authorize the Board of Directors to decide on             Mgmt          For                            For
       the acquisition, on one or more occasions prior
       to the next AGM, of a maximum of as many shares
       as may be acquired without the Company's holding
       at any time exceeding 10% of all shares in
       the Company, the shares shall be acquired on
       NASDA OMX Stockholm at a price within the price
       interval registered at any given time, i.e.
       the interval between the highest bid price
       and the lowest selling price, the purpose of
       the repurchase is primarily to enable the Company's
       capital structure to be adjusted and to cover
       the allocation of options as part of the Company's
       option program

12     Approve the proposes principles for remuneration          Mgmt          For                            For
       and other terms of employment for the President
       and other members of the Group Management whereby
       remuneration and other items of employment
       for the Group management shall correspond to
       market practice, in addition to the fixed salary,
       the members of the Group management may be
       entitled to variable salary, the variable salary
       may include both an annual short term program
       to be paid out in the beginning of the subsequent
       year depending on the outcome of the program,
       and a long term program with a performance
       period which shall not be shorter than three
       years, the variable, salary, shall primarily
       be based on specific, clear, predetermined
       and measurable financial or operational criteria
       and may include an obligation to purchase and
       hold shares in the Company

13     Approve, that the Meeting resolve that the Company        Mgmt          For                            For
       issue 713,670 call options to execute the option
       program for 2009; that the Company, in a deviation
       from the preferential rights of shareholders,
       be permitted to transfer of 713,670 shares
       in the Company at a selling price of SEK 197.45
       per share in conjunction with a potential exercise
       of the call options; the number of shares and
       the selling price of the shares covered by
       the transfer resolution in accordance with
       this item may be recalculated as a consequence
       of a bonus issue of shares, a consolidation
       or split of shares, a new share issue, a reduction
       in the share capital, or another similar measure

14     Approve that the Board of Directors shall comprise        Mgmt          For                            For
       7 Members elected by the AGM and no Deputies

15     Approve that the fees to the Board of Directors           Mgmt          For                            For
       be paid for the period until the close of the
       next AGM: the Chairman shall receive SEK 1,575,000,
       the Deputy Chairman shall receive SEK 745,000
       and the other Board members elected by the
       meeting shall each receive SEK 630,000; it
       is furthermore proposed that the Board, as
       remuneration for committee work carried out,
       be allotted SEK 230,000 to the Chairman of
       the Compensation Committee and the Audit Committee
       respectively and SEK 115,000 respectively to
       the other members of these committees, although
       totaling no more than SEK 920,000; it is proposed
       that members of the Board employed by the Swedish
       Match Group not receive any remuneration

16     Re-election of Charles A. Blixt, Andrew Cripps,           Mgmt          For                            For
       Karen Guerra, Ame Jurbrant, Conny Karlsson,
       Kersti Strandqvist and Meg Tiveus as the Members
       of the Board of Directors and Conny Karlsson
       as the Chairman of the Board and Andrew Cripps
       as the Deputy Chairman of the Board

17     Approve that the Chairman of the Board shall              Mgmt          For                            For
       be given a mandate to contact the Company's
       four largest shareholders and ask them each
       to appoint one representative to form the Nominating
       Committee, together with the Chairman of the
       Board, for the period until a new Nominating
       Committee has been appointed in accordance
       with a mandate from the next AGM; if any of
       these shareholders waives its right to appoint
       a representative, the next largest shareholder
       in terms of the number of votes shall be asked
       to appoint a representative; the names of the
       members of the Nominating Committee shall be
       published no later than six months prior to
       the 2011 AGM; the four largest shareholders
       are identified on the basis of the known numbers
       of votes in due time before the date falling
       six month before the AGM; no remuneration shall
       be payable to the members of the Nominating
       Committee; any expenses incurred in the course
       of the Nominating Committee's work shall be
       borne by the Company

18     Approve that the meeting should adopt the Instructions    Mgmt          For                            For
       for Swedish Match AB's Nominating Committee,
       which are identical to those adopted by the
       2009 AGM




--------------------------------------------------------------------------------------------------------------------------
 TECHNIP (EX-TECHNIP-COFLEXIP), PARIS                                                        Agenda Number:  702317416
--------------------------------------------------------------------------------------------------------------------------
        Security:  F90676101
    Meeting Type:  MIX
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  FR0000131708
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY            Non-Voting    No vote
       VALID VOTE OPTIONS ARE "FOR" AND "AGAINST"
       A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST"
       VOTE.

-      French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary
       card, account details and directions.  The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the
       Vote Deadline Date. In capacity as
       Registered Intermediary, the Global Custodian
       will sign the Proxy Card and orward to
       the local custodian. If you are unsure whether
       your Global Custodian acts as Registered
       Intermediary, please contact your
       representative.

-      PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY CLICKING ON
       THE MATERIAL URL LINK:
       https://balo.journal-officiel.gouv.fr/pdf/2010/0324/201003241000827.pdf

O.1    Approve the annual accounts for the YE 31 DEC             Mgmt          For                            For
       2009

O.2    Approve the allocation of the result for the              Mgmt          For                            For
       YE 31 DEC 2009

O.3    Approve the consolidated accounts for the YE              Mgmt          For                            For
       31 DEC 2009

O.4    Approve the Special Auditors' report on the              Mgmt          For                            For
       regulated agreements specified in Articles
       L. 225-35 et sequence of the Code du Commerce
       Commercial Code

O.5    Approve the Directors' fees                               Mgmt          For                            For

O.6    Appointment of Ernst & Young Et Autres as an              Mgmt          For                            For
       Auditor

O.7    Appointment of PricewaterhouseCoopers Audit               Mgmt          For                            For
       as an Auditor

O.8    Appointment of Auditex as an Assistant Auditor            Mgmt          For                            For

O.9    Appointment of Yves Nicolas as an Assistant               Mgmt          For                            For
       Auditor

O.10   Ratify the head office transfer                           Mgmt          For                            For

O.11   Authorize the Board of Directors to buy Company           Mgmt          For                            For
       shares

E.12   Authorize the Board of Directors to reduce capital        Mgmt          For                            For
       stock by canceling shares bought pack previously

E.13   Authorize the Board of Directors to allocate              Mgmt          For                            For
       performance shares firstly, to paid members
       of Technip staff and secondly, to paid Members
       of staff and Executive Directors of Companies
       affiliated to the Company as specified in
       Article L. 225-197-2 of the Code du Commerce

E.14   Authorize the Board of Directors to allocate              Mgmt          For                            For
       performance shares to the Chairman of
       the Board of Directors and/or the Chief Executive
       Officer of Technip, the Company's Executive
       Director

E.15   Authorize the Board of Directors to allocate              Mgmt          For                            For
       share purchase subscription options firstly,
       to paid members of Technip staff and secondly,
       to paid Members of staff and Executive
       Directors of Companies affiliated to the
       Company as specified in Article L. 225-180
       of the Code du Commerce

E.16   Authorize the Board of Directors to allocate              Mgmt          For                            For
       share purchase subscription options to
       the Chairman of the Board of Directors and/or
       the Chief Executive Officer of Technip, the
       Company's Executive Director

E.17   Authorize the Board of Directors to increase              Mgmt          For                            For
       capital stock for Members of a Company savings
       plan

EO.18  Powers for formalities                                    Mgmt          For                            For





--------------------------------------------------------------------------------------------------------------------------
 TGS NOPEC GEOPHYSICAL CO                                                                    Agenda Number:  702411339
--------------------------------------------------------------------------------------------------------------------------
        Security:  R9138B102
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  NO0003078800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting    No Action
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING
       INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

CMMT   MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting    No Action
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN
       OF EACH BENEFICIAL OWNER NAME, ADDRESS AND
       SHARE POSITION TO YOUR CLIENT SERVICE
       REPRESENTATIVE. THIS INFORMATION IS REQUIRED
       IN ORDER FOR YOUR VOTE TO BE LODGED

1      Election of a Chairman for the meeting and a              Mgmt          No Action
       person to sign the minutes together with
       the Chairman

2      Approve the notice and the agenda for the general         Mgmt          No Action
       meeting

3      Approve the annual accounts and annual report             Mgmt          No Action
       2009 and the Boards proposal on dividend

4      Approve the Auditors fee                                  Mgmt          No Action

5.A    Election of Hank Hamilton as a Chairman of the            Mgmt          No Action
       Board of Directors

5.B    Election of Dr. Colette Lewiner as a Director             Mgmt          No Action

5.C    Election of Elisabeth Harstad as a Director               Mgmt          No Action

5.D    Election of Mark Leonard as a Director                    Mgmt          No Action

5.E    Election of Bengt Lie Hansen as a Director                Mgmt          No Action

6      Approve the Directors' fee                                Mgmt          No Action

7      Approve the compensation to the members of the            Mgmt          No Action
       Nomination Committee

8      Approve the renewal of authority to acquire               Mgmt          No Action
       the Company's own shares

9      Approve the resolution to reduce the capital              Mgmt          No Action
       by cancellation of treasury shares

10     Approve the advisory vote on the guidelines               Mgmt          No Action
       on compensation to the Executive Managers

11     Approve the Stock Option Plan 2010 and the issuance       Mgmt          No Action
       of free-standing warrants

12     Approve the renewal of authority to increase              Mgmt          No Action
       the share capital

13     Amend the Articles Section 7                              Mgmt          No Action

14     Approve to delete the Articles Section 8                  Mgmt          No Action




--------------------------------------------------------------------------------------------------------------------------
 THE COCA-COLA COMPANY                                                                       Agenda Number:  933196758
--------------------------------------------------------------------------------------------------------------------------
        Security:  191216100
    Meeting Type:  Annual
    Meeting Date:  21-Apr-2010
          Ticker:  KO
            ISIN:  US1912161007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: HERBERT A. ALLEN                    Mgmt          For                            For

02     ELECTION OF DIRECTOR: RONALD W. ALLEN                     Mgmt          For                            For

03     ELECTION OF DIRECTOR: CATHLEEN P. BLACK                   Mgmt          For                            For

04     ELECTION OF DIRECTOR: BARRY DILLER                        Mgmt          For                            For

05     ELECTION OF DIRECTOR: ALEXIS M. HERMAN                    Mgmt          For                            For

06     ELECTION OF DIRECTOR: MUHTAR KENT                         Mgmt          For                            For

07     ELECTION OF DIRECTOR: DONALD R. KEOUGH                    Mgmt          For                            For

08     ELECTION OF DIRECTOR: MARIA ELENA LAGOMASINO              Mgmt          For                            For

09     ELECTION OF DIRECTOR: DONALD F. MCHENRY                   Mgmt          For                            For

10     ELECTION OF DIRECTOR: SAM NUNN                            Mgmt          For                            For

11     ELECTION OF DIRECTOR: JAMES D. ROBINSON III               Mgmt          For                            For

12     ELECTION OF DIRECTOR: PETER V. UEBERROTH                  Mgmt          For                            For

13     ELECTION OF DIRECTOR: JACOB WALLENBERG                    Mgmt          Against                        Against

14     ELECTION OF DIRECTOR: JAMES B. WILLIAMS                   Mgmt          For                            For

15     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS

16     SHAREOWNER PROPOSAL REGARDING AN ADVISORY VOTE            Shr           Against                        For
       ON EXECUTIVE COMPENSATION

17     SHAREOWNER PROPOSAL REGARDING AN INDEPENDENT              Shr           Against                        For
       BOARD CHAIR

18     SHAREOWNER PROPOSAL REGARDING RESTRICTED STOCK            Shr           Against                        For

19     SHAREOWNER PROPOSAL REGARDING A REPORT ON BISPHENOL-A     Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 THE SWATCH GROUP AG, NEUENBURG                                                              Agenda Number:  702369314
--------------------------------------------------------------------------------------------------------------------------
        Security:  H83949133
    Meeting Type:  OGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  CH0012255144
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       BLOCKING OF REGISTERED SHARES IS NOT A LEGAL              Non-Voting    No Action
       REQUIREMENT IN THE SWISS MARKET, SPECIFIC POLICIES
       AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY.
       UPON RECEIPT OF THE VOTING INSTRUCTION, IT
       IS POSSIBLE THAT A MARKER MAY BE PLACED ON
       YOUR SHARES TO ALLOW FOR RECONCILIATION AND
       RE-REGISTRATION FOLLOWING A TRADE. IF YOU HAVE
       CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No Action
       MEETING NOTICE SENT UNDER MEETING 695475, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1      Approve the 2009 annual report (annual report,            Mgmt          No Action
       financial statements and consolidated financial
       statements)

2      Grant discharge to the Board of Directors for             Mgmt          No Action
       the FY 2009

3      Approve the appropriates 2009 profit of CHF               Mgmt          No Action
       466,318,860.25 resulting from the balance sheet
       (net income as of 31 DEC 2009 of CHF 432,821,927.52
       plus balance brought forward from the previous
       year of CHF 33,496,932.73) as specified

4.1    Election of Esther Grether to the Board of Directors      Mgmt          No Action
       for 3 year period

4.2    Election of Dr.H.C. Nayla Hayek to the Board              Mgmt          No Action
       of Directors for 3 year period

4.3    Election of Dr. Peter Gross to the Board OF               Mgmt          No Action
       Directors for 3 year period

4.4    Election of Dr. H.C. Nicolas G. Hayek to the              Mgmt          No Action
       Board of Directors for 3 year period

4.5    Election of Prof. Dr.H.C. Claude Nicollier to             Mgmt          No Action
       the Board of Directors for 3 year period

4.6    Election of Johann Niklaus Schneider-Ammann               Mgmt          No Action
       to the Board of Directors for 3 year period

4.7    Election of Ernst Tanner to the Board of Directors        Mgmt          No Action
       for 3 year period

4.8    Election of Georges Nicolas Hayek as a new Member         Mgmt          No Action
       to the Board of Directors for 3 year period

4.9    Election of DR. Jean-Pierre Roth as a new Member          Mgmt          No Action
       to the Board of Directors for 3 year period

5      Appointment of PricewaterhouseCoopers Ltd as              Mgmt          No Action
       the Statutory Auditors for another period of
       one year

6      Approve the adaptation of Article 8 Paragraph             Mgmt          No Action
       4 of the Statutes as specified




--------------------------------------------------------------------------------------------------------------------------
 VTECH HOLDINGS LTD                                                                          Agenda Number:  702037498
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9400S108
    Meeting Type:  AGM
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  BMG9400S1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and Auditors
       for the YE 31 MAR 2009

2.     Declare a final dividend of USD 41 cents per              Mgmt          For                            For
       share in respect of the YE 31 MAR 2009

3.A    Re-elect Dr. Allan Wong Chi Yun as a Director             Mgmt          For                            For

3.B    Re-elect Mr. Denis Morgie Ho Pak Cho as a Director        Mgmt          For                            For

3.C    Re-elect Mr. Andy Leung Hon Kwong as a Director           Mgmt          For                            For

3.D    Approve to fix the remuneration of the Directors          Mgmt          For                            For
       as totalling USD 140,000 and such that each
       Director is entitled to USD 20,000 per annum
       for the YE 31 MAR 2010 pro rata to their length
       of service during the year

4.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period to repurchase ordinary
       shares of USD 0.05 each in the share capital
       of the Company on The Stock Exchange of Hong
       Kong Limited ["Hong Kong Stock Exchange"] subject
       to and in accordance with all applicable laws
       and the provisions of, and in the manner specified
       in, the Rules Governing the Listing of Securities
       on the Hong Kong Stock Exchange; the aggregate
       nominal amount of the shares to be repurchased
       by the Company pursuant to the approval in
       paragraph above shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of the
       AGM at which this resolution is passed; [Authority
       expires on the earlier of the conclusion of
       the first AGM of the Company after the date
       of the AGM at which this resolution is passed
       or such authority given under this resolution
       being renewed, revoked or varied by ordinary
       resolution of shareholders of the Company in
       general meeting or the expiration of the period
       within which the next AGM of the Company is
       required by the bye-laws of the Company or
       any applicable laws to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the provisions of paragraph above, to allot,
       issue and deal with additional unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and/or options, including
       warrants to subscribe for shares and other
       rights of subscription for or conversion into
       shares, which might require the exercise of
       such powers, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the AGM
       of the Company at which this resolution is
       passed, pursuant to: i] a rights issue where
       shares are offered for a fixed period to shareholders
       in proportion to their then holdings of shares
       on a fixed record date [subject to such exclusions
       or other arrangements as the Directors may
       deem necessary or expedient in relation to
       fractional entitlements or having regard to
       any restrictions or obligations under the laws
       of, or the requirements of any recognized regulatory
       body or stock exchange in, any territory applicable
       to the Company]; or [ii] any scrip dividend
       scheme or similar arrangements implemented
       in accordance with the Company's Bye-Laws;
       or iii] the exercise of options granted under
       any share option scheme or similar arrangement
       adopted by the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable laws to be held]

7.     Approve, conditional on the passing of resolution         Mgmt          For                            For
       5 in the notice convening this meeting, the
       general mandate granted to the Directors to
       exercise all the powers of the Company to allot,
       issue and deal with additional shares pursuant
       to resolution 6 set out in the notice convening
       this meeting and is extended by the addition
       to the aggregate nominal amount of the share
       capital of the Company which may be allotted
       or agreed to be conditionally or unconditionally
       allotted by the Directors pursuant to such
       general mandate of an amount representing the
       aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to resolution
       5, provided that such extended amount shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 WALGREEN CO.                                                                                Agenda Number:  933170045
--------------------------------------------------------------------------------------------------------------------------
        Security:  931422109
    Meeting Type:  Annual
    Meeting Date:  13-Jan-2010
          Ticker:  WAG
            ISIN:  US9314221097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEVEN A. DAVIS                                           Mgmt          For                            For
       WILLIAM C. FOOTE                                          Mgmt          For                            For
       MARK P. FRISSORA                                          Mgmt          For                            For
       ALAN G. MCNALLY                                           Mgmt          For                            For
       NANCY M. SCHLICHTING                                      Mgmt          For                            For
       DAVID Y. SCHWARTZ                                         Mgmt          For                            For
       ALEJANDRO SILVA                                           Mgmt          For                            For
       JAMES A. SKINNER                                          Mgmt          For                            For
       GREGORY D. WASSON                                         Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE               Mgmt          For                            For
       LLP AS WALGREEN CO.'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.

03     AMEND AND RESTATE THE WALGREEN CO. EXECUTIVE              Mgmt          For                            For
       STOCK OPTION PLAN.

04     SHAREHOLDER PROPOSAL ON A POLICY TO CHANGE EACH           Shr           Against                        For
       VOTING REQUIREMENT IN WALGREEN CO.'S CHARTER
       AND BY-LAWS TO SIMPLE MAJORITY VOTE.

05     SHAREHOLDER PROPOSAL ON A POLICY THAT A SIGNIFICANT       Shr           Against                        For
       PORTION OF FUTURE STOCK OPTION GRANTS TO SENIOR
       EXECUTIVES SHOULD BE PERFORMANCE-BASED.

06     SHAREHOLDER PROPOSAL ON A WRITTEN REPORT ON               Shr           Against                        For
       CHARITABLE DONATIONS.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Calamos Global Total Return Fund
By (Signature)       /s/ John P. Calamos, Sr.
Name                 John P. Calamos, Sr.
Title                President
Date                 08/27/2010